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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Fund

(Exact name of registrant as specified in charter)

One SeaGate
Toledo, Ohio 43666
(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUND One SeaGate Toledo, Ohio 43666	Christopher P. Harvey, Esq. WILMER CULTER PICKERING HALE AND DORR LLP 60 State Street Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (419) 249-2900

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1 — SCHEDULE OF INVESTMENTS

The following is a copy of the schedules as of the close of the reporting period as set forth in §§210.12-12 — 12-14 of Regulation S-X [17 CRF 210.12-12 — 12-14]:

Harbor Fund’s schedules of investments as of January 31, 2005 are included.

ITEM 2 — CONTROLS AND PROCEDURES

(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3 — EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 30th day of March, 2005 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUND

By: /s/ David G. Van Hooser

David G. Van Hooser Chairman, President, Trustee And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President, Trustee and Chief Executive Officer	March 30, 2005

By:	/s/ Constance L. Souders Constance L. Souders	Vice President, Treasurer and Chief Financial Officer	March 30, 2005

QUARTERLY SCHEDULE OF
PORTFOLIO HOLDINGS

January 31, 2005

Harbor Fund

DOMESTIC EQUITY

INTERNATIONAL EQUITY

FIXED INCOME

Harbor Domestic Equity Funds
Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

Common Stock Holdings (% of net assets)
(Excludes net cash and short-term investments of 0.9%)

Software	9.8
Diversified Financials	9.7
Computers & Peripherals	7.5
Pharmaceuticals	7.0
Internet Software & Services	6.4
Biotechnology	5.4
Specialty Retail	5.2
Communications Equipment	5.1
Health Care Providers & Services	4.6
Industrial Conglomerates	4.0
Multiline Retail	3.3
Internet & Catalog Retail	3.2
Energy Equipment & Services	2.9
Semiconductor Equipment & Products	2.9
Oil & Gas	2.5
Personal Products	2.2
Food & Drug Retailing	2.1
Media	1.9
Hotels Restaurants & Leisure	1.8
Air Freight & Couriers	1.6
Insurance	1.5
Wireless Telecommunication Services	1.5
Electronic Equipment & Instruments	1.4
Household Products	1.4
Health Care Equipment & Supplies	1.2
Household Durables	1.1
Textiles & Apparel	1.1
Food Products	0.8

COMMON STOCKS—99.1%
		Value
Shares		(000s)

AIR FREIGHT & COURIERS—1.6%
1,460,000	United Parcel Service Inc. Cl. B	$109,033

BIOTECHNOLOGY—5.4%
2,212,000	Amgen Inc.*	137,675
2,793,900	Genentech Inc.*	133,297
2,427,200	Gilead Sciences Inc.*	80,340
325,100	MedImmune Inc.*	7,690

		359,002

COMMUNICATIONS EQUIPMENT—5.1%
8,044,400	Cisco Systems Inc.*	145,121
3,858,300	QUALCOMM Inc.	143,683
785,700	Research In Motion Ltd.*	56,013

		344,817

COMPUTERS & PERIPHERALS—7.5%
2,404,300	Apple Computer Inc.*	184,891
4,016,100	Dell Computer Corp.*	167,712
1,080,700	International Business Machines Corp.	100,959
556,700	Lexmark International Inc. Cl. A*	46,401

		499,963

DIVERSIFIED FINANCIALS—9.7%
3,056,900	American Express Co.	163,086
5,254,200	Charles Schwab Corp.[1]	59,057
1,060,300	Goldman Sachs Group Inc.	114,353
4,586,756	JPMorgan Chase & Co.	171,224
2,323,700	Merrill Lynch & Co. Inc.	139,585

		647,305

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
4,280,300	Agilent Technologies Inc.[1]*	94,637

ENERGY EQUIPMENT & SERVICES—2.9%
2,810,300	Schlumberger Ltd.	191,213

FOOD & DRUG RETAILING—2.1%
1,574,400	Whole Foods Market Inc.[1]	140,783

FOOD PRODUCTS—0.8%
6,336,500	Cadbury Schweppes plc	56,762

HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
925,700	Alcon Inc.[1]	73,315
186,000	St. Jude Medical Inc.*	7,306

		80,621

HEALTH CARE PROVIDERS & SERVICES—4.6%
2,062,900	Caremark Rx Inc.*	80,659
1,268,400	UnitedHealth Group Inc.	112,761
930,200	WellPoint Inc.*	113,019

		306,439

HOTELS RESTAURANTS & LEISURE—1.8%
2,256,400	Starbucks Corp.[1]*	121,846

HOUSEHOLD DURABLES—1.1%
616,300	Harman International Industries Inc.	74,973

HOUSEHOLD PRODUCTS—1.4%
1,749,400	Procter & Gamble Co.	93,121

INDUSTRIAL CONGLOMERATES—4.0%
7,355,900	General Electric Co.	265,769

INSURANCE—1.5%
1,509,225	American International Group Inc.	100,047

INTERNET & CATALOG RETAIL—3.2%
2,625,200	eBay Inc.*	213,954

DOMESTIC EQUITY

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

INTERNET SOFTWARE & SERVICES—6.4%
1,081,000	Google Inc. Cl. A1*	$211,476
6,256,300	Yahoo! Inc.*	220,284

		431,760

MEDIA—1.9%
308,300	DreamWorks Animation SKG Cl. A*	10,892
4,357,600	Sirius Satellite Radio Inc.[1]*	28,847
1,818,200	Univision Communications Inc. CI. A1*	49,655
1,208,500	XM Satellite Radio Holdings Inc. Cl. A1*	38,563

		127,957

MULTILINE RETAIL—3.3%
1,374,800	Costco Wholesale Corp.	64,987
3,091,600	Target Corp.	156,961

		221,948

OIL & GAS—2.5%
1,978,200	Suncor Energy Inc.	63,302
470,620	Total SA Series B	101,045

		164,347

PERSONAL PRODUCTS—2.2%
1,816,400	Estee Lauder Cosmetics Inc. CI. A	81,992
1,285,500	Gillette Co.	65,201

		147,193

PHARMACEUTICALS—7.0%
1,164,900	Allergan Inc.[1]	88,474
2,374,700	Eli Lilly & Co.	128,804
2,807,700	Novartis AG ADR[2]	134,433
2,263,600	Roche Holdings Ltd. ADR[2]	120,560

		472,271

SEMICONDUCTOR EQUIPMENT & PRODUCTS—2.9%
3,452,400	Marvell Technology Group Ltd.[1]*	115,483
2,090,700	Maxim Integrated Products Inc.[1]	81,558

		197,041

SOFTWARE—9.8%
1,167,600	Adobe Systems Inc.	66,436
2,876,400	Electronic Arts Inc.[1]*	185,068
1,806,400	Mercury Interactive Corp.[1]*	79,066
6,458,200	Microsoft Corp.	169,721
1,039,200	NAVTEQ Corp.[1]*	39,791
3,027,200	SAP AG ADR[1,2]	117,213

		657,295

SPECIALTY RETAIL—5.2%
2,077,800	Bed Bath & Beyond Inc.*	83,715
2,663,300	Chico’s FAS Inc.[1]*	140,303
1,504,600	Lowe’s Cos. Inc.[1]	85,747
1,189,200	Williams-Sonoma Inc.*	41,146

		350,911

TEXTILES & APPAREL—1.1%
1,272,200	Coach Inc.*	71,370

WIRELESS TELECOMMUNICATION SERVICES—1.5%
3,536,300	Nextel Communications Inc. Cl. A*	101,456

TOTAL COMMON STOCKS (Cost $5,524,266)		6,643,834

SHORT-TERM INVESTMENTS—4.2%
Principal
Amount
(000s)

COMMERCIAL PAPER
	ChevronTexaco Corp.
$50,000	2.440%—02/01/2005	50,000
	Citicorp
70,472	2.430%—02/01/2005	70,472

TOTAL COMMERCIAL PAPER		120,472

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
159,500,822	Prime Portfolio 2.490%	159,501

TOTAL SHORT-TERM INVESTMENTS (Cost $279,973)		279,973

TOTAL INVESTMENTS—103.3% (Cost $5,804,239)		6,923,807
CASH AND OTHER ASSETS, LESS LIABILITIES—(3.3%)		(219,133)

TOTAL NET ASSETS—100.0%		$6,704,674

1	A portion or all of this security was out on loan at January 31, 2005.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

Common Stock Holdings (% of net assets)
(Excludes net cash, short-term investments and other investment companies of 5.1%)

Energy Equipment & Services	13.7
Electronic Equipment & Instruments	10.9
Specialty Retail	10.9
Semiconductor Equipment & Products	8.5
Biotechnology	8.0
Commercial Services & Supplies	6.2
Communications Equipment	4.1
Diversified Financials	4.1
Internet Software & Services	3.9
Computers & Peripherals	3.6
Health Care Providers & Services	2.8
Hotels Restaurants & Leisure	2.4
Auto Components	2.1
IT Consulting & Services	2.1
Software	1.7
Banks	1.6
Pharmaceuticals	1.6
Textiles & Apparel	1.4
Multiline Retail	1.3
Personal Products	1.2
Trading Companies & Distributors	1.2
Media	1.0
Airlines	0.6

COMMON STOCKS—94.9%
		Value
Shares		(000s)

AIRLINES—0.6%
17,700	SKYWEST Inc.	$305

AUTO COMPONENTS—2.1%
28,200	Dana Corp.	448
19,900	Gentex Corp.[1]	673

		1,121

BANKS—1.6%
16,500	Investors Financial Services Corp.[1]	832

BIOTECHNOLOGY—8.0%
10,900	Cephalon Inc.[1]*	536
17,400	Gen-Probe Inc.*	849
15,000	Genzyme Corp.*	873
18,200	Gilead Sciences Inc.*	603
8,200	Martek Biosciences Corp.[1]*	433
39,100	MedImmune Inc.*	925

		4,219

COMMERCIAL SERVICES & SUPPLIES—6.2%
11,800	ChoicePoint Inc.*	543
20,400	Corrections Corporation of America	838
14,200	Global Payments Inc.[1]	814
34,100	Monster Worldwide Inc.*	1,067

		3,262

COMMUNICATIONS EQUIPMENT—4.1%
20,500	ADTRAN Inc.	367
26,500	Avaya Inc.*	380
18,800	Avocent Corp.*	686
28,000	Juniper Networks Inc.[1]*	704

		2,137

COMPUTERS & PERIPHERALS—3.6%
17,100	ATI Technologies Inc.*	296
16,900	Network Appliance Inc.*	538
34,400	NVIDIA Corp.*	788
14,900	Seagate Technology	252

		1,874

DIVERSIFIED FINANCIALS—4.1%
2,000	Chicago Mercantile Exchange Holdings Inc.[1]	429
20,750	Fair Isaac Corp.[1]	717
21,900	Instinet Group Inc.*	135
52,400	Providian Financial Corp.*	874

		2,155

ELECTRONIC EQUIPMENT & INSTRUMENTS—10.9%
37,900	Agilent Technologies Inc.*	838
27,700	Broadcom Corp. Cl. A*	882
11,900	Jabil Circuit Inc.*	281
13,300	Mettler-Toledo International Inc.*	667
26,200	PerkinElmer Inc.	602
27,500	Sanmina-SCI Corp.*	170
53,500	Symbol Technologies Inc.	979
16,100	Tektronix Inc.	464
27,500	Thermo Electron Corp.*	823

		5,706

ENERGY EQUIPMENT & SERVICES—13.7%
20,500	BJ Services Co.	985
21,000	ENSCO International Inc.	719
37,300	Grant Prideco Inc.*	731
18,000	Nabors Industries Ltd.*	907
26,200	National Oilwell Inc.[1]*	966
50,400	Patterson-UTI Energy Inc.	980
18,800	Precision Drilling Corp.*	1,282
11,500	Weatherford International Ltd.*	624

		7,194

HEALTH CARE PROVIDERS & SERVICES—2.8%
16,547	Caremark Rx Inc.*	647
28,200	Community Health Systems Inc.*	817

		1,464

DOMESTIC EQUITY

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HOTELS RESTAURANTS & LEISURE—2.4%
16,100	Outback Steakhouse Inc.	$741
13,600	Wendy’s International Inc.	533

		1,274

INTERNET SOFTWARE & SERVICES—3.9%
24,200	Akamai Technologies Inc.[1]*	317
33,800	McAfee Inc.*	874
8,500	Shanda Interactive Entertainment Ltd. ADR[1,2]*	279
22,300	VeriSign Inc.*	576

		2,046

IT CONSULTING & SERVICES—2.1%
13,400	Affiliated Computer Services Inc. Cl. A*	726
7,600	Computer Sciences Corp.*	392

		1,118

MEDIA—1.0%
7,800	Getty Images Inc.[1]*	544

MULTILINE RETAIL—1.3%
34,300	Dollar General Corp.	693

PERSONAL PRODUCTS—1.2%
27,800	Nu Skin Enterprises Inc. Cl. A1	650

PHARMACEUTICALS—1.6%
23,700	Medicis Pharmaceutical Corp. Cl. A	856

SEMICONDUCTOR EQUIPMENT & PRODUCTS—8.5%
10,100	International Rectifier Corp.*	396
11,400	KLA-Tencor Corp.*	527
15,700	Lam Research Corp.*	420
25,700	Marvell Technology Group Ltd.*	860
6,200	Maxim Integrated Products Inc.	242
23,300	Microchip Technology Inc.	607
31,300	National Semiconductor Corp.	530
15,500	QLogic Corp.*	593
9,400	Xilinx Inc.	274

		4,449

SOFTWARE—1.7%
10,600	Citrix Systems Inc.*	227
9,600	Mercury Interactive Corp.*	420
25,800	Siebel Systems Inc.*	225

		872

SPECIALTY RETAIL—10.9%
12,100	Abercrombie & Fitch Co. Cl. A*	607
9,200	Bed Bath & Beyond Inc.*	371
21,300	Chico’s FAS Inc.*	1,122
15,700	Linens ’n Things Inc.*	407
19,300	Staples Inc.	632
22,200	Tiffany & Co.	698
21,100	TJX Cos. Inc.	528
31,900	Urban Outfitters Inc.*	1,342

		5,707

TEXTILES & APPAREL—1.4%
18,700	Polo Ralph Lauren Corp. Cl. A	728

TRADING COMPANIES & DISTRIBUTORS—1.2%
18,300	MSC Industrial Direct Co. Inc. Cl. A	634

TOTAL COMMON STOCKS (Cost $43,761)		49,840

OTHER INVESTMENT COMPANIES—1.6%
(Cost $769)
10,000	iShares Russell Midcap Growth Index Fund[1]	821

SHORT-TERM INVESTMENTS—15.3%
Principal
Amount
(000s)

REPURCHASE AGREEMENT
$942	Repurchase Agreement with State Street Corp. dated January 31, 2005 due February 1, 2005 at 1.800% collateralized by a U.S. Treasury Bond 7.625% November 15, 2022, market value $964 (par value of $700)	942

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
7,124,498	Prime Portfolio 2.490%	7,124

TOTAL SHORT-TERM INVESTMENTS (Cost $8,066)		8,066

TOTAL INVESTMENTS—111.8% (Cost $52,596)		58,727
CASH AND OTHER ASSETS, LESS LIABILITIES—(11.8%)		(6,195)

TOTAL NET ASSETS—100.0%		$52,532

1	A portion or all of this security was out on loan at January 31, 2005.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

Common Stock Holdings (% of net assets)
(Excludes net cash and short-term investment of 2.5%)

Health Care Equipment & Supplies	12.8
Commercial Services & Supplies	10.3
Banks	9.8
Oil & Gas	7.2
Semiconductor Equipment & Products	7.2
Internet Software & Services	6.1
IT Consulting & Services	5.1
Metals & Mining	4.5
Electronic Equipment & Instruments	4.2
Biotechnology	3.8
Software	3.7
Machinery	3.5
Health Care Providers & Services	3.0
Specialty Retail	2.5
Energy Equipment & Services	2.4
Media	2.4
Food Products	2.0
Pharmaceuticals	2.0
Computers & Peripherals	1.7
Communications Equipment	1.5
Hotels Restaurants & Leisure	1.2
Road & Rail	0.5
Real Estate	0.1

COMMON STOCKS—97.5%
		Value
Shares		(000s)

BANKS—9.8%
441,600	East West Bancorp Inc.	$17,196
427,300	Investors Financial Services Corp.	21,540
276,900	Signature Bank*	8,426
759,550	Southwest Bancorporation of Texas Inc.	15,016
298,700	UCBH Holdings Inc.	13,164

		75,342

BIOTECHNOLOGY—3.8%
715,150	Celgene Corp.*	19,552
223,200	United Therapeutics Corp.*	9,524

		29,076

COMMERCIAL SERVICES & SUPPLIES—10.3%
252,300	CheckFree Corp.*	9,840
236,575	Corporate Executive Board Co.	15,117
439,100	Laureate Education Inc.*	19,479
892,700	Navigant Consulting Inc.*	21,362
430,050	Waste Connections Inc.*	13,529

		79,327

COMMUNICATIONS EQUIPMENT—1.5%
692,900	Emulex Corp.*	11,343

COMPUTERS & PERIPHERALS—1.7%
1,241,400	Advanced Digital Information Corp.*	12,985

ELECTRONIC EQUIPMENT & INSTRUMENTS—4.2%
719,700	Exar Corp.*	10,342
947,600	PerkinElmer Inc.	21,785

		32,127

ENERGY EQUIPMENT & SERVICES—2.4%
409,200	Oil States International Inc.*	7,795
663,200	Superior Energy Services Inc.*	10,558

		18,353

FOOD PRODUCTS—2.0%
533,800	Delta & Pine Land Co.	15,715

HEALTH CARE EQUIPMENT & SUPPLIES—12.8%
399,550	Advanced Medical Optics Inc.*	17,057
412,800	American Medical Systems Holdings Inc.*	16,211
445,500	Kyphon Inc.*	12,238
699,300	PolyMedica Corp.	26,175
821,900	Quinton Cardiology Systems Inc.*	7,899
693,700	Wright Medical Group Inc.*	19,042

		98,622

HEALTH CARE PROVIDERS & SERVICES—3.0%
664,000	Manor Care Inc.	22,941

HOTELS RESTAURANTS & LEISURE—1.2%
167,050	P.F. Chang’s China Bistro Inc.*	9,286

INTERNET SOFTWARE & SERVICES—6.1%
317,200	Altiris Inc.*	10,312
331,600	Ask Jeeves Inc.*	9,404
1,248,200	CNET Networks Inc.*	13,730
541,400	Openwave Systems Inc.	7,374
1,074,100	Opsware Inc.*	6,165

		46,985

IT CONSULTING & SERVICES—5.1%
1,265,200	Keane Inc.*	16,536
915,800	Sapient Corp.*	7,217
922,000	Titan Corp.*	15,490

		39,243

DOMESTIC EQUITY

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

MACHINERY—3.5%
202,450	Actuant Corp. Cl. A*	$10,578
641,500	Wabash National Corp.*	16,281

		26,859

MEDIA—2.4%
1,172,700	Radio One Inc. Cl. D*	18,411

METALS & MINING—4.5%
491,100	Arch Coal Inc.	17,950
2,805,900	Gerdau AmeriSteel Corp.*	16,639

		34,589

OIL & GAS—7.2%
777,150	Chesapeake Energy Corp.	13,655
482,800	Forest Oil Corp.*	16,266
575,000	Quicksilver Resources Inc.*	25,547

		55,468

PHARMACEUTICALS—2.0%
403,300	Andrx Corp.*	8,808
292,000	MGI PHARMA Inc.*	6,626

		15,434

REAL ESTATE—0.1%
33,600	Capital Trust Inc. Cl. A	1,079

ROAD & RAIL—0.5%
445,000	SIRVA Inc.*	3,943

SEMICONDUCTOR EQUIPMENT & PRODUCTS—7.2%
472,650	ATMI Inc.*	10,743
328,900	FormFactor Inc.*	7,489
326,900	Lam Research Corp.*	8,748
753,200	Semtech Corp.*	13,844
417,603	Varian Semiconductor Equipment Associates Inc.*	14,316

		55,140

SOFTWARE—3.7%
333,100	Internet Security Systems Inc.*	7,445
2,019,500	ScanSoft Inc.*	8,502
2,498,300	SkillSoft plc ADR[1]*	12,916

		28,863

SPECIALTY RETAIL—2.5%
305,700	Cost Plus Inc.*	8,019
331,600	Williams-Sonoma Inc.*	11,473

		19,492

TOTAL COMMON STOCKS (Cost $620,988)		750,623

SHORT-TERM INVESTMENT—2.0%
(Cost $15,372)
Principal
Amount
(000s)

REPURCHASE AGREEMENT
$15,372	Repurchase Agreement with State Street Corp. dated January 31, 2005 due February 1, 2005 at 1.800% collateralized by a U.S. Treasury Bond 8.750% August 15, 2020, market value $15,682 (par value of $10,410)	15,372

TOTAL INVESTMENTS—99.5% (Cost $636,360)		765,995
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		3,842

TOTAL NET ASSETS—100.0%		$769,837

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

Common Stock Holdings (% of net assets)
(Excludes net cash and short-term investments of 2.5%)

Diversified Financials	13.1
Media	12.3
Insurance	9.1
Commercial Services & Supplies	7.5
Oil & Gas	7.3
Health Care Providers & Services	5.6
Banks	5.3
Electric Utilities	4.9
Industrial Conglomerates	4.8
Chemicals	3.0
Electrical Equipment	3.0
Food & Drug Retailing	3.0
Hotels Restaurants & Leisure	3.0
Pharmaceuticals	3.0
Specialty Retail	3.0
Wireless Telecommunication Services	2.9
Aerospace & Defense	2.5
Household Durables	2.1
Office Electronics	2.1

COMMON STOCKS—97.5%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—2.5%
104,300	United Technologies Corp.	$10,501

BANKS—5.3%
270,802	Bank of America Corp.	12,557
250,800	Washington Mutual Inc.[1]	10,120

		22,677

CHEMICALS—3.0%
262,599	E.l. du Pont de Nemours & Co.	12,489

COMMERCIAL SERVICES & SUPPLIES—7.5%
58,450	Career Education Corp.*	2,356
721,270	Cendant Corp.	16,986
275,300	Pitney Bowes Inc.	12,317

		31,659

DIVERSIFIED FINANCIALS—13.1%
135,230	American Express Co.	7,215
308,912	Citigroup Inc.	15,152
227,200	Federal National Mortgage Association[1]	14,673
137,800	Merrill Lynch & Co. Inc.	8,278
183,600	Morgan Stanley, Dean Witter & Co.	10,274

		55,592

ELECTRIC UTILITIES—4.9%
277,400	Exelon Corp.[1]	12,275
213,920	FirstEnergy Corp.[1]	8,505

		20,780

ELECTRICAL EQUIPMENT—3.0%
190,800	Emerson Electric Co.	12,829

FOOD & DRUG RETAILING—3.0%
277,300	CVS Corp.	12,853

HEALTH CARE PROVIDERS & SERVICES—5.6%
252,800	HCA Inc.	11,255
104,800	WellPoint Inc.*	12,733

		23,988

HOTELS RESTAURANTS & LEISURE—3.0%
276,000	Yum! Brands Inc.	12,793

HOUSEHOLD DURABLES—2.1%
135,350	Pulte Homes Inc.[1]	8,944

INDUSTRIAL CONGLOMERATES—4.8%
347,500	General Electric Co.	12,555
223,400	Honeywell International Inc.	8,038

		20,593

INSURANCE—9.1%
245,700	Allstate Corp.	12,393
209,280	American International Group Inc.	13,873
165,400	Chubb Corp.	12,319

		38,585

MEDIA—12.3%
611,500	Comcast Corp. Special Cl. A*	19,329
129,800	Gannett Inc.	10,389
1,015,800	Liberty Media Corp. Series A*	10,605
672,300	Time Warner Inc.*	12,101

		52,424

OFFICE ELECTRONICS—2.1%
545,900	Xerox Corp.*	8,669

OIL & GAS—7.3%
201,800	ChevronTexaco Corp.	10,978
272,300	Devon Energy Corp.	11,074
146,100	Kerr-McGee Corp.[1]	9,022

		31,074

PHARMACEUTICALS—3.0%
283,400	Abbott Laboratories	12,759

SPECIALTY RETAIL—3.0%
738,700	Office Depot Inc.*	12,772

DOMESTIC EQUITY

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

WIRELESS TELECOMMUNICATION SERVICES—2.9%
435,000	Nextel Communications Inc. Cl. A*	$12,480

TOTAL COMMON STOCKS (Cost $340,207)		414,461

SHORT-TERM INVESTMENTS—5.3%
Principal
Amount
(000s)

REPURCHASE AGREEMENT
$18,049	Repurchase Agreement with State Street Corp. dated January 31, 2005 due February 1, 2005 at 1.800% collateralized by a U.S. Treasury Bond 6.250% May 15, 2030, market value $18,415 (par value of $14,795)	18,049

Shares

SECURITIES LENDING COLLATERAL
4,656,475	State Street Navigator Securities Lending Prime Portfolio 2.490%	4,656

TOTAL SHORT-TERM INVESTMENTS (Cost $22,705)		22,705

TOTAL INVESTMENTS—102.8% (Cost $362,912)		437,166
CASH AND OTHER ASSETS, LESS LIABILITIES—(2.8%)		(12,073)

TOTAL NET ASSETS—100.0%		$425,093

1	A portion or all of this security was out on loan at January 31, 2005.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

Common Stock Holdings (% of net assets)
(Excludes net cash and short-term investments of 4.1%)

Insurance	9.4
Oil & Gas	9.0
Electric Utilities	8.7
Banks	7.3
Specialty Retail	5.3
Household Durables	4.1
Diversified Financials	3.9
Auto Components	3.7
Food & Drug Retailing	3.6
Health Care Providers & Services	3.1
Beverages	2.6
Chemicals	2.5
Machinery	2.5
Metals & Mining	2.5
Diversified Telecommunication Services	2.4
Food Products	1.9
Textiles & Apparel	1.8
Software	1.7
Containers & Packaging	1.6
Gas Utilities	1.6
Leisure Equipment & Products	1.6
Commercial Services & Supplies	1.5
Multiline Retail	1.5
IT Consulting & Services	1.3
Real Estate	1.3
Aerospace & Defense	1.2
Paper & Forest Products	1.1
Airlines	1.0
Media	1.0
Office Electronics	0.9
Internet Software & Services	0.8
Semiconductor Equipment & Products	0.8
Computers & Peripherals	0.6
Electrical Equipment	0.6
Building Products	0.5
Road & Rail	0.5
Tobacco	0.5

COMMON STOCKS—95.9%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—1.2%
4,700	Goodrich Corp.	$161

AIRLINES—1.0%
2,500	Alaska Air Group Inc.*	74
5,100	ExpressJet Holdings Inc.*	56

		130

AUTO COMPONENTS—3.7%
3,600	Autoliv Inc.	170
5,400	Cooper Tire & Rubber Co.	117
8,500	Dana Corp.	135
3,600	Tenneco Automotive Inc.	58

		480

BANKS—7.3%
2,700	Bank of Hawaii Corp.	129
3,200	Comerica Inc.	185
3,300	Hibernia Corp. Cl. A	87
6,900	Huntington Bancshares Inc.	159
5,900	KeyCorp	197
5,500	Popular Inc.	147
1,600	Regions Financial Corp.	51

		955

BEVERAGES—2.6%
2,400	Adolph Coors Co. Cl. B1	179
7,700	PepsiAmericas Inc.	164

		343

BUILDING PRODUCTS—0.5%
3,400	Lennox International Inc.	68

CHEMICALS—2.5%
3,200	Eastman Chemical Co.	173
1,200	Georgia Gulf Corp.	61
3,000	OM Group Inc.	97

		331

COMMERCIAL SERVICES & SUPPLIES—1.5%
8,800	Convergys Corp.*	126
1,700	Deluxe Corp.	65

		191

COMPUTERS & PERIPHERALS—0.6%
7,500	Western Digital Corp.	81

CONTAINERS & PACKAGING—1.6%
2,400	Greif Inc. Cl. A	139
3,300	Owens-Illinois Inc.*	75

		214

DIVERSIFIED FINANCIALS—3.9%
2,500	Advanta Corp. Cl. B	57
1,700	Bear Stearns Cos. Inc.	172
3,300	CIT Group Inc.	133
1,700	IndyMac Bancorp Inc.	63
5,100	Providian Financial Corp.	85

		510

DIVERSIFIED TELECOMMUNICATION SERVICES—2.4%
9,400	AT&T Corp.	180
4,200	CenturyTel Inc.	137

		317

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

ELECTRIC UTILITIES—8.7%
4,200	American Electric Power Company Inc.	$148
3,800	Constellation Energy Group Inc.	190
6,100	Edison International	198
2,700	IDACORP Inc.[1]	82
1,000	NSTAR	56
3,500	Pinnacle West Capital Corp.	146
6,400	Puget Energy Inc.	154
8,900	Xcel Energy Inc.[1]	162

		1,136

ELECTRICAL EQUIPMENT—0.6%
1,300	Energizer Holdings Inc.*	74

FOOD & DRUG RETAILING—3.6%
6,400	Albertson’s Inc.[1]	146
4,200	Longs Drug Stores Corp.	110
2,700	Safeway Inc.*	51
5,200	SUPERVALU Inc.	164

		471

FOOD PRODUCTS—1.9%
5,800	Corn Products International Inc.	170
4,500	Tyson Foods Inc. Cl. A	77

		247

GAS UTILITIES—1.6%
5,100	National Fuel Gas Co.	144
1,900	WGL Holdings Inc.	58

		202

HEALTH CARE PROVIDERS & SERVICES—3.1%
2,300	CIGNA Corp.	185
4,000	Select Medical Corp.	71
3,300	Universal Health Services Inc. Cl. B	142

		398

HOUSEHOLD DURABLES—4.1%
170	NVR Inc.*	135
1,000	Ryland Group Inc.	65
3,400	Stanley Works	162
2,400	Whirlpool Corp.	164

		526

INSURANCE—9.4%
4,200	Cincinnati Financial Corp.	185
6,900	Horace Mann Educators Corp.	127
3,100	Jefferson-Pilot Corp.	155
2,300	LandAmerica Financial Group Inc.	118
2,600	Lincoln National Corp.	120
1,000	MBIA Inc.	60
4,400	Nationwide Financial Services Inc. Cl. A	163
1,400	Protective Life Corp.	58
2,600	Safeco Corp.	120
1,400	StanCorp Financial Group Inc.	119

		1,225

INTERNET SOFTWARE & SERVICES—0.8%
10,300	EarthLink Inc.*	103

IT CONSULTING & SERVICES—1.3%
3,300	Computer Sciences Corp.*	170

LEISURE EQUIPMENT & PRODUCTS—1.6%
6,100	Eastman Kodak Co.	202

MACHINERY—2.5%
5,100	Albany International Corp. Cl. A	174
2,000	Cummins Inc.	155

		329

MEDIA—1.0%
5,400	American Greetings Corp. Cl. A	130

METALS & MINING—2.5%
1,200	Nucor Corp.	67
2,500	Southern Peru Copper Corp.[1]	118
2,600	United States Steel Corp.	135

		320

MULTILINE RETAIL—1.5%
3,400	Federated Department Stores Inc.	193

OFFICE ELECTRONICS—0.9%
7,400	Xerox Corp.	118

OIL & GAS—9.0%
2,400	Amerada Hess Corp.	208
1,600	Houston Exploration Co.*	87
2,200	Sunoco Inc.	192
4,300	Swift Energy Co.*	130
4,700	Tesoro Petroleum Corp.*	150
4,000	Unocal Corp.	190
4,000	Valero Energy Corp.	208

		1,165

PAPER & FOREST PRODUCTS—1.1%
4,500	Georgia-Pacific Corp.	144

REAL ESTATE—1.3%
2,900	New Century Financial Corp.	174

ROAD & RAIL—0.5%
2,000	GATX Corp.	60

SEMICONDUCTOR EQUIPMENT & PRODUCTS—0.8%
6,200	Axcelis Technologies Inc.*	46
3,700	Fairchild Semiconductor International Inc. Cl. A*	53

		99

SOFTWARE—1.7%
5,800	Reynolds & Reynolds Co. Cl. A	158
3,300	Sybase Inc.*	64

		222

SPECIALTY RETAIL—5.3%
1,400	Barnes & Noble Inc.*	46
2,700	Borders Group Inc.	71
594	GameStop Corp. Cl. B*	12
8,200	Limited Brands Inc.	194
2,300	Sherwin-Williams Co.	99
3,000	Stage Stores Inc.*	119
8,700	United Rentals Inc.	148

		689

TEXTILES & APPAREL—1.8%
1,500	Liz Claiborne Inc.	63
3,200	VF Corp.	170

		233

TOBACCO—0.5%
800	Reynolds American Inc.[1]	64

TOTAL COMMON STOCKS (Cost $11,578)		12,475

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—9.6%
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENT
$494	Repurchase Agreement with State Street Corp. dated January 31, 2005 due February 1, 2005 at 1.800% collateralized by a U.S. Treasury Bond 7.625% November 15, 2022, market value $510 (par value of $370)	$494

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
757,675	Prime Portfolio 2.490%	758

TOTAL SHORT-TERM INVESTMENTS (Cost $1,252)		1,252

TOTAL INVESTMENTS—105.5% (Cost $12,830)		13,727
CASH AND OTHER ASSETS, LESS LIABILITIES—(5.5%)		(715)

TOTAL NET ASSETS—100.0%		$13,012

1	A portion or all of this security was out on loan at January 31, 2005.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

Common Stock Holdings (% of net assets)
(Excludes net cash, short-term investments and other investment companies of 10.6%)

Household Durables	11.4
Health Care Providers & Services	10.1
Insurance	7.0
Diversified Financials	6.5
Electronic Equipment & Instruments	5.7
Commercial Services & Supplies	4.9
Oil & Gas	4.9
Banks	4.5
Health Care Equipment & Supplies	4.5
Hotels Restaurants & Leisure	3.4
Real Estate	3.0
Biotechnology	2.8
Textiles & Apparel	2.3
Chemicals	2.1
Electric Utilities	1.9
Media	1.9
Wireless Telecommunication Services	1.9
Building Products	1.8
Aerospace & Defense	1.5
Specialty Retail	1.4
Personal Products	1.2
Pharmaceuticals	1.2
Automobiles	1.1
Gas Utilities	1.0
Internet & Catalog Retail	1.0
Multiline Retail	0.4

COMMON STOCKS—89.4%
		Value
Shares		(000s)

AEROSPACE & DEFENSE—1.5%
255,900	Moog Inc. Cl. A	$11,129

AUTOMOBILES—1.1%
253,100	Winnebago Industries Inc.[1]	8,729

BANKS—4.5%
360,000	Accredited Home Lenders Holding Co.[1]*	17,489
81,500	Astoria Financial Corp.	3,068
261,300	BankUnited Financial Corp.[1]*	7,625
19,100	Hibernia Corp. Cl. A	503
220,300	Oriental Financial Group Inc.[1]	6,212

		34,897

BIOTECHNOLOGY—2.8%
646,942	Nabi Biopharmaceuticals*	8,352
555,000	Serologicals Corp.[1]	13,120

		21,472

BUILDING PRODUCTS—1.8%
398,290	Watsco Inc.	13,785

CHEMICALS—2.1%
182,300	The Scotts Co. Cl. A*	12,389
68,600	Valspar Corp.	3,361

		15,750

COMMERCIAL SERVICES & SUPPLIES—4.9%
329,500	Administaff Inc.[1]*	4,807
290,800	Allied Waste Industries Inc.*	2,417
356,900	Global Payments Inc.[1]	20,447
293,200	Kelly Services Inc. Cl. A1	8,532
53,400	Republic Services Inc.	1,761

		37,964

DIVERSIFIED FINANCIALS—6.5%
365,900	AmeriCredit Corp.[1]*	8,983
169,800	Eaton Vance Corp.	4,250
430,400	Jefferies Group Inc.	16,786
543,200	Raymond James Financial Inc.	16,932
14,000	Student Loan Corp.[1]	2,529

		49,480

ELECTRIC UTILITIES—1.9%
567,200	PNM Resources Inc.[1]	14,310

ELECTRONIC EQUIPMENT & INSTRUMENTS—5.7%
690,300	Checkpoint Systems Inc.*	10,741
530,300	FLIR Systems Inc.[1]*	32,322
144,700	Sanmina-SCI Corp.*	894

		43,957

GAS UTILITIES—1.0%
272,100	ONEOK Inc.[1]	7,537

HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
445,000	The Cooper Companies Inc.[1]	34,131

HEALTH CARE PROVIDERS & SERVICES—10.1%
399,800	Accredo Health Inc.*	11,906
351,500	American Healthways Inc.[1]*	10,960
162,000	AMERIGROUP Corp.*	6,660
544,200	Covance Inc.*	23,128
596,100	Pharmaceutical Product Development Inc.[1]*	24,708

		77,362

DOMESTIC EQUITY

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

HOTELS RESTAURANTS & LEISURE—3.4%
50,600	Brinker International Inc.*	$1,903
314,249	CEC Entertainment Inc.[1]*	12,300
368,700	Sonic Corp.	11,739

		25,942

HOUSEHOLD DURABLES—11.4%
78,400	Harman International Industries Inc.	9,537
603,800	Hovnanian Enterprises Inc. Cl. A1*	31,543
313,400	Meritage Home Corp.[1]*	20,261
235,200	Snap-on Inc.	7,787
271,600	Standard Pacific Corp.	18,070

		87,198

INSURANCE—7.0%
268,500	Commerce Group Inc.	17,536
196,950	Delphi Financial Group Inc.[1]	8,851
362,215	Philadelphia Consolidated Holding Corp.*	24,294
75,900	Protective Life Corp.	3,124

		53,805

INTERNET & CATALOG RETAIL—1.0%
201,600	School Specialty Inc.[1]*	7,840

MEDIA—1.9%
330,161	Scholastic Corp.[1]	11,308
392,900	Sinclair Broadcast Group Inc. Cl. A1	3,234

		14,542

MULTILINE RETAIL—0.4%
161,600	Stein Mart Inc.[1]*	3,188

OIL & GAS—4.9%
394,500	Cabot Oil & Gas Corp.	18,573
278,300	Chesapeake Energy Corp.	4,890
459,500	Swift Energy Co.[1]*	13,909

		37,372

PERSONAL PRODUCTS—1.2%
263,200	Chattem Inc.[1]	9,494

PHARMACEUTICALS—1.2%
28,050	Barr Pharmaceuticals Inc.*	1,334
394,000	KV Pharmaceutical Co. Cl. A1*	8,097

		9,431

REAL ESTATE—3.0%
266,200	Entertainment Properties Trust	11,210
220,100	SL Green Realty Corp.	11,716

		22,926

SPECIALTY RETAIL—1.4%
688,600	CSK Auto Corp.	10,859

TEXTILES & APPAREL—2.3%
652,900	Phillips-Van Heusen Corp.[1]	17,765

WIRELESS TELECOMMUNICATION SERVICES—1.9%
794,600	American Tower Corp. Cl. A1*	14,398

TOTAL COMMON STOCKS (Cost $554,203)		685,263

OTHER INVESTMENT COMPANIES—1.5%
(Cost $10,433)
60,000	iShares Russell Midcap Value Index Fund[1]	11,127

SHORT-TERM INVESTMENTS—32.8%
Principal
Amount
(000s)

REPURCHASE AGREEMENT
$89,787	Repurchase Agreement with State Street Corp. dated January 31, 2005 due February 1, 2005 at 1.800% collateralized by a U.S. Treasury Bond 5.250% November 15, 2028, market value $91,584 (par value of $83,980)	89,787

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
161,916,771	Prime Portfolio 2.490%	161,917

TOTAL SHORT-TERM INVESTMENTS (Cost $251,704)		251,704

TOTAL INVESTMENTS—123.7% (Cost $816,340)		948,094
CASH AND OTHER ASSETS, LESS LIABILITIES—(23.7%)		(181,827)

TOTAL NET ASSETS—100.0%		$766,267

1	A portion or all of this security was out on loan at January 31, 2005.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor International Equity Funds
Harbor International Fund
PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

Investment Holdings by Country (% of net assets)
(Excludes net cash and short-term investments of 2.5%)

Japan (JP)	16.9
United Kingdom (UK)	14.1
France (FR)	13.0
Switzerland (SWS)	10.7
Brazil (BR)	5.6
Malaysia (MAL)	5.3
Italy (IT)	5.0
Sweden (SW)	4.9
Netherlands (NET)	4.1
Australia (AUS)	3.2
Singapore (SGP)	3.1
Germany (GER)	3.0
Spain (SP)	1.8
Denmark (DEN)	1.6
China (CHN)	1.5
Finland (FIN)	1.4
United States (US)	1.1
South Africa (S. AFR)	0.8
Hong Kong (HK)	0.4

COMMON STOCKS—92.3%
		Value
Shares		(000s)

AUTO COMPONENTS—4.9%
3,722,000	Continental AG (GER)	$258,757
2,597,345	Michelin (CGDE) Cl. B (FR)	168,234

		426,991

AUTOMOBILES—3.1%
2,006,700	Peugeot SA (FR)	125,096
3,667,000	Toyota Motor Corp. (JP)	142,537

		267,633

BANKS—17.4%
5,470,302	ABN Amro Holding NV (NET)	148,418
31,207,677	Banca Intesa SpA (IT)	145,259
3,175,000	Banco Popolare di Verona e Novara S.c.r.l. (IT)	61,123
12,426,000	Bank of Yokohama Ltd. (JP)	78,172
5,542,977	Credit Agricole SA (FR)	165,416
15,050,000	DBS Group Holdings Ltd. (SGP)	145,343
43,600,000	Malayan Banking Berhad (MAL)	141,191
8,300	Mitsubishi Tokyo Financial Group Inc. (JP)	78,387
7,346,100	San Paolo IMI SpA (IT)	102,789
8,181,861	Standard Chartered plc (UK)	150,233
10,450,000	Sumitomo Trust and Banking Co. Ltd. (JP)	70,896
1,372,188	UBS AG—Registered (SWS)	111,726
14,574,842	United Overseas Bank Ltd. (SGP)	123,893

		1,522,846

BEVERAGES—1.4%
8,972,592	Diageo plc (UK)	122,219

BUILDING PRODUCTS—3.3%
15,125,000	Asahi Glass Co. Ltd. (JP)	159,170
2,053,724	Compagnie de Saint-Gobain (FR)	127,014

		286,184

CHEMICALS—1.5%
6,884,426	The BOC Group plc (UK)	127,310

COMMUNICATIONS EQUIPMENT—2.3%
484,360	Ericsson (LM) Tel Ab Cl. B ADR (SW)[1]*	14,206
64,906,218	Ericsson (LM) Tel Ab Series B (SW)*	190,791

		204,997

COMPUTERS & PERIPHERALS—0.6%
9,280,000	NEC Corp. (JP)	53,201

CONSTRUCTION MATERIALS—0.9%
1,255,000	Holcim Ltd.—Registered (SWS)	78,606

DIVERSIFIED FINANCIALS—4.3%
10,970,000	Investor Ab Cl. B (SW)	137,238
9,219,000	Nomura Holdings Inc. (JP)	121,049
890,000	ORIX Corp. (JP)	117,732

		376,019

DIVERSIFIED TELECOMMUNICATION SERVICES—3.2%
8,390,000	Telefonica SA (SP)	152,909
45,000,000	Telekom Malaysia Berhad (MAL)	130,284

		283,193

ELECTRICAL EQUIPMENT—1.9%
29,750,000	ABB Ltd. (SWS)*	163,818

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
1,210,000	Hoya Corp. (JP)	124,530
431,000	Nidec Corp. (JP)	48,354

		172,884

FOOD PRODUCTS—1.8%
592,000	Nestle SA—Registered (SWS)	155,722

HOTELS RESTAURANTS & LEISURE—2.6%
2,184,500	Accor SA (FR)	95,704
15,800,000	Genting Berhad (MAL)	83,186
17,700,000	Resorts World Berhad (MAL)	47,061

		225,951

HOUSEHOLD DURABLES—0.9%
2,113,300	Sony Corp. (JP)	78,012

INDUSTRIAL CONGLOMERATES—0.7%
38,500,000	Sime Darby Berhad (MAL)	64,845

INTERNATIONAL EQUITY

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

INSURANCE—2.3%
5,533,956	AXA SA (FR)	$134,554
2,391,007	ING Groep NV (NET)	69,033

		203,587

MEDIA—3.9%
7,377,598	British Sky Broadcasting Group plc (UK)	78,620
157,365	ITV plc (UK)	346
2,550,000	JCDecaux SA (FR)*	68,200
5,685,200	News Corp. Ltd. Cl. B (US)	99,946
3,050,000	Publicis Groupe SA (FR)	96,246

		343,358

METALS & MINING—6.6%
4,793,740	Anglo American plc ADR (UK)[1]	111,790
610,425	Anglo American plc (UK)	14,200
2,086,000	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	68,358
22,450,484	BHP Billiton plc (AUS)	278,467
3,408,963	Rio Tinto plc—Registered (UK)	106,621

		579,436

OFFICE ELECTRONICS—2.1%
3,485,000	Canon Inc. (JP)	181,665

OIL & GAS—9.9%
17,333,662	BG Group plc (UK)	118,376
19,065,137	BP plc (UK)	188,986
320,500,000	China Petroleum & Chemical Corp. (Sinopec Corp.) (CHN)	128,141
5,292,700	Eni SpA (IT)	129,233
2,365,000	Royal Dutch Petroleum Co. ADR (NET)[1]	138,282
12,400	Royal Dutch Petroleum Co. (NET)	725
725,744	Total SA (FR)	156,195

		859,938

PAPER & FOREST PRODUCTS—2.8%
1,125,000	Aracruz Celulose SA ADR (BR)[1]	39,319
2,147,704	Svenska Cellulosa Ab Series B (SW)	82,326
5,610,000	UPM-Kymmene Corp. (FIN)	118,565

		240,210

PERSONAL PRODUCTS—1.2%
7,395,000	Shiseido Co. Ltd. (JP)	102,660

PHARMACEUTICALS—4.5%
2,764,690	Novartis AG—Registered (SWS)	132,894
2,658,100	Novo Nordisk A/ S Series B (DEN)	142,129
1,095,000	Roche Holding Ltd. (SWS)	116,968

		391,991

SEMICONDUCTOR EQUIPMENT & PRODUCTS—1.3%
8,925,000	Nikon Corp. (JP)	116,838

SPECIALTY RETAIL—2.0%
5,670,800	Compagnie Financiere Richemont AG Cl. A (SWS)	177,664

TOBACCO—1.2%
5,793,262	British American Tobacco plc (UK)	100,498

WIRELESS TELECOMMUNICATION SERVICES—1.7%
45,069	China Mobile (Hong Kong) Ltd. ADR (HK)[1]	709
10,725,000	China Mobile (Hong Kong) Ltd. (HK)	33,703
43,631,570	Vodafone Group plc (UK)	112,647

		147,059

TOTAL COMMON STOCKS (Cost $5,112,050)		8,055,335

PREFERRED STOCKS—5.2%
BANKS—1.5%
5,182,688	Banco Bradesco SA (BR)	127,655

METALS & MINING—1.7%
6,024,000	Companhia Vale do Rio Doce Cl. A (BR)	151,349

OIL & GAS—2.0%
4,829,000	Petroleo Brasileiro SA— PETROBRAS (BR)	174,139

TOTAL PREFERRED STOCKS (Cost $179,252)		453,143

SHORT-TERM INVESTMENTS—2.2%
Principal
Amount
(000s)

COMMERCIAL PAPER
	ChevronTexaco Corp.
$34,760	2.240%—02/02/2005	34,760
	Citicorp
41,250	2.430%—02/03/2005	41,250
	General Electric Capital Corp.
30,000	2.200%—02/01/2005	30,000
10,795	2.300%—02/02/2005	10,795

		40,795

	Prudential Funding Corp.
35,000	2.170%—02/01/2005	35,000
40,000	2.440%—02/04/2005	40,000

		75,000

TOTAL SHORT-TERM INVESTMENTS (Cost $191,805)		191,805

TOTAL INVESTMENTS—99.7% (Cost $5,483,107)		8,700,283
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		25,896

TOTAL NET ASSETS—100.0%		$8,726,179

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

INTERNATIONAL EQUITY

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

Investment Holdings by Country (% of net assets)
(Excludes net cash and short-term investment of 4.4%)

United Kingdom (UK)	22.4
Switzerland (SWS)	12.4
Japan (JP)	11.9
France (FR)	10.0
United States (US)	6.5
Canada (CAN)	4.5
Hong Kong (HK)	4.4
Mexico (MEX)	4.4
Germany (GER)	3.9
Italy (IT)	3.6
Sweden (SW)	2.4
Austria (AUT)	2.3
Singapore (SGP)	2.2
South Korea (S. KOR)	2.1
India (IND)	1.1
Czech (CZE)	0.7
Brazil (BR)	0.5
Norway (NOR)	0.3

COMMON STOCKS—94.6%
		Value
Shares		(000s)

AIR FREIGHT & COURIERS—1.0%
96,000	Yamato Transport Co. Ltd. (JP)	$1,435

AUTOMOBILES—2.9%
197,600	Nissan Motor Co. Ltd. (JP)	2,085
25,775	Renault SA (FR)	2,108

		4,193

BANKS—14.8%
660,000	Banca Intesa SpA (IT)	3,072
60,732	Bayer Hypo-Vereins Bank (GER)	1,338
66,834	Erste Bank der oesterreichischen Sparkassen AG (AUT)	3,314
257,899	HSBC Holdings plc (UK)	4,271
219	Mitsubishi Tokyo Financial Group Inc. (JP)	2,068
85,516	UBS AG—Registered (SWS)	6,963

		21,026

CHEMICALS—3.5%
34,438	Lonza Group Ltd.—Registered (SWS)	2,126
27,080	Syngenta AG—Registered (SWS)	2,919

		5,045

COMMUNICATIONS EQUIPMENT—3.4%
119,125	Ericsson (LM) Tel Ab Cl. B ADR (SW)[1]*	3,494
19,765	Research In Motion Ltd. (CAN)*	1,409

		4,903

CONSTRUCTION & ENGINEERING—3.1%
30,634	VINCI (FR)	4,397

DIVERSIFIED FINANCIALS—2.1%
76,201	ICICI Bank Ltd. ADR (IND)[1]	1,499
20,800	Promise Co. Ltd. (JP)	1,462

		2,961

DIVERSIFIED TELECOMMUNICATION SERVICES—5.2%
55,361	Cesky Telecom AS GDR (CZE)[2]	1,006
90,575	France Telecom SA (FR)*	2,848
51,564	NTL Inc. (UK)*	3,508

		7,362

ELECTRIC UTILITIES—1.6%
490,722	British Energy plc (UK)	2,316

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
9,200	Keyence Corp. (JP)	2,108

FOOD & DRUG RETAILING—1.8%
78,802	Shoppers Drug Mart Corp. (CAN)	2,496

HOTELS RESTAURANTS & LEISURE—15.6%
96,235	Carnival plc (UK)	5,779
403,997	Enterprise Inns plc (UK)	5,682
407,336	InterContinental Hotels Group plc (UK)	5,132
2,144,000	Shangri-La Asia Ltd. (HK)	2,901
41,737	Wynn Resorts Ltd. (US)*	2,736

		22,230

INDUSTRIAL CONGLOMERATES—3.6%
141,124	Tyco International Ltd. (US)	5,100

INSURANCE—5.3%
149	Millea Holdings Inc. (JP)	2,053
91,692	Riunione Adriatica di Sicurta SpA (IT)	2,077
23,093	Swiss Life Holding (SWS)	3,477

		7,607

IT CONSULTING & SERVICES—0.1%
34	Net One Systems Co. Ltd. (JP)	133

MARINE—0.3%
34,400	Golar LNG Ltd. (NOR)*	465

MEDIA—6.6%
535,883	EMI Group plc (UK)	2,672
53,824	Grupo Televisa SA de CV ADR (MEX)[1]	3,166
80,074	JCDecaux SA (FR)*	2,142
82,835	News Corp. Ltd. Cl. A (US)	1,408

		9,388

OFFICE ELECTRONICS—1.2%
34,000	Canon Inc. (JP)	1,772

INTERNATIONAL EQUITY

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued
		Value
Shares		(000s)

OIL & GAS—4.0%
27,485	CNOOC Ltd. ADR (HK)[1]	$1,472
48,381	Talisman Energy Inc. (CAN)	1,447
13,166	Total SA (FR)	2,834

		5,753

PERSONAL PRODUCTS—0.5%
30,341	Natura Cosmeticos (BR)	742

PHARMACEUTICALS—3.5%
19,815	Roche Holding Ltd. (SWS)	2,117
42,003	Schering AG (GER)	2,844

		4,961

REAL ESTATE—3.2%
2,216,000	CapitaLand Ltd. (SGP)	3,099
926,971	Hang Lung Properties Ltd. (HK)	1,385

		4,484

ROAD & RAIL—0.7%
16,827	Canadian National Railway Co. (CAN)	1,000

SEMICONDUCTOR EQUIPMENT & PRODUCTS—4.2%
1,353,613	ARM Holdings plc (UK)	2,508
151,000	ASM Pacific Technology Ltd. (HK)	564
6,180	Samsung Electronics Co. Ltd. (S. KOR)	2,978

		6,050

SOFTWARE—1.0%
30,500	Trend Micro Inc. (JP)	1,365

SPECIALTY RETAIL—1.7%
57,300	Yamada Denki Co. Ltd. (JP)	2,409

WIRELESS TELECOMMUNICATION SERVICES—2.2%
58,976	America Movil SA de C.V. ADR (MEX)[1]	3,129

TOTAL COMMON STOCKS (Cost $122,386)		134,830

PREFERRED STOCKS—1.0%
(Cost $1,387)
		Value
Shares		(000s)

HEALTH CARE PROVIDERS & SERVICES—1.0%
14,024	Fresenius AG (GER)	$1,424

SHORT-TERM INVESTMENT—0.8%
(Cost $1,169)
Principal
Amount
(000s)

REPURCHASE AGREEMENT
$1,169	Repurchase Agreement with State Street Corp. dated January 31, 2005 due February 1, 2005 at 1.800% collateralized by a FHLMC Bond 5.875% March 21, 2011, market value $1,195 (par value of $1,090)	1,169

TOTAL INVESTMENTS—96.4% (Cost $124,942)		137,423
CASH AND OTHER ASSETS, LESS LIABILITIES—3.6%		5,099

TOTAL NET ASSETS—100.0%		$142,522

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

*	Non-income producing security.
The accompanying notes are an integral part of the portfolio of investments.

INTERNATIONAL EQUITY

Harbor Fixed Income Funds
Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investment of 4.0%)

Media	13.9
Hotels Restaurants & Leisure	10.6
Commercial Services & Supplies	7.4
Wireless Telecommunication Services	7.4
Chemicals	6.9
Aerospace & Defense	5.2
Household Durables	4.0
Building Products	3.8
Household Products	3.7
Health Care Providers & Services	3.5
Auto Components	3.1
Electric Utilities	3.1
Paper & Forest Products	2.5
Diversified Telecommunication Services	2.0
Food & Drug Retailing	1.9
Food Products	1.9
Health Care Equipment & Supplies	1.8
Gas Utilities	1.6
Textiles & Apparel	1.4
Containers & Packaging	1.3
Pharmaceuticals	1.3
Specialty Retail	1.2
Energy Equipment & Services	1.1
Metals & Mining	1.1
Communications Equipment	0.9
Machinery	0.9
Beverages	0.7
Oil & Gas	0.7
Semiconductor Equipment & Products	0.5
Diversified Financials	0.4
Leisure Equipment & Products	0.2

CORPORATE BONDS & NOTES—92.3%
Principal
Amount		Value
(000s)		(000s)

AEROSPACE & DEFENSE—5.2%
	Argo-Tech Corp.
$250	9.250%—06/01/2011	$275
	Armor Holdings Inc.
250	8.250%—08/15/2013	279
	Availl Inc.
350	7.625%—07/01/2011	373
	BE Aerospace Inc.
150	8.500%—10/01/2010	165
	Communications & Power Industrials Inc.
250	8.000%—02/01/2012	262
	Esterline Technologies Corp.
150	7.750%—06/15/2013	163
	Hexcel Corp.
200	9.875%—10/01/2008	222
200	9.750%—01/15/2009	210

		432

	K&F Acquisition Inc.
200	7.750%—11/15/2014[6]	200
	Sequa Corp.
500	9.000%—08/01/2009	553
	Standard Aero Holdings Inc.
300	8.250%—09/01/2014[6]	324
	Titan Corp.
250	8.000%—05/15/2011	269
	Transdigm Inc.
500	8.375%—07/15/2011	533

		3,828

AUTO COMPONENTS—3.1%
	Accuride Corp.
150	8.500%—02/01/2015[6]	155
	Accuride Corp. Series B
300	9.250%—02/01/2008	306
	Cooper-Standard Automotive Inc.
50	8.375%—12/15/2014[6]	48
	Delco Remy International Inc.
150	9.375%—04/15/2012	150
	Goodyear Tire & Rubber Co.
100	7.857%—08/15/2011	101
	Stanadyne Corp.
300	10.000%—08/15/2014[6]	323
	Tenneco Automotive Inc.
250	8.625%—11/15/2014[6]	261
	Tenneco Automotive Inc. Series B
250	10.250%—07/15/2013	295
	TRW Automotive Inc.
223	9.375%—02/15/2013	252
	United Components Inc.
350	9.375%—06/15/2013	369

		2,260

BEVERAGES—0.7%
	Le-Nature’s Inc.
250	9.000%—06/15/2013[6]	277
	Reddy Ice Group Inc.
250	8.875%—08/01/2011	269

		546

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

BUILDING PRODUCTS—3.8%
	Associated Materials Inc.
$250	9.750%—04/15/2012	$275
	Collins & Aikman Floor Cover Series B
150	9.750%—02/15/2010	160
	Euramax International Inc.
400	8.500%—08/15/2011	426
	Interface Inc.
250	7.300%—04/01/2008	255
250	10.375%—02/01/2010	289

		544

	Jacuzzi Brands Inc.
250	9.625%—07/01/2010	280
	Norcraft Cos. LP
400	9.000%—11/01/2011	430
	Nortek Inc.
350	8.500%—09/01/2014	361
	Ply Gem Industries Inc.
100	9.000%—02/15/2012[6]	100
250	9.000%—02/15/2012	250

		350

		2,826

CHEMICALS—6.5%
	Borden US Finance Corp.
250	9.000%—07/15/2014[6]	276
	Equistar Chemicals LP
500	10.625%—05/01/2011	577
	Huntsman Advanced Materials LLC
400	11.000%—07/15/2010[6]	472
	Huntsman International Holdings LLC
152	10.125%—07/01/2009	160
250	0.000%—12/31/2009[1]	142

		302

	Huntsman LLC
200	11.625%—10/15/2010	234
150	11.500%—07/15/2012[6]	179

		413

	Innophos Inc.
300	8.875%—08/15/2014[6]	325
	Koppers Inc.
250	9.875%—10/15/2013	285
	Lyondell Chemical Co.
250	10.875%—05/01/2009	264
250	10.500%—06/01/2013	296

		560

	Nalco Co.
300	8.875%—11/15/2013	329
	Resolution Performance Products Inc.
400	13.500%—11/15/2010	443
	Rockwood Specialties Group Inc.
500	10.625%—05/15/2011	573
250	7.500%—11/15/2014[6]	259

		832

		4,814

COMMERCIAL SERVICES & SUPPLIES—7.4%
	Aearo Co.
400	8.250%—04/15/2012	414
	Allied Waste North America Series B
150	7.375%—04/15/2014	137
	Brickman Group Ltd. Series B
500	11.750%—12/15/2009	584
	Buhrmann US Inc.
250	8.250%—07/01/2014	255
	Carriage Services Inc.
250	7.875%—01/15/2015[6]	259
	Casella Waste Systems Inc.
200	9.750%—02/01/2013	221
	Coinmach Corp.
200	9.000%—02/01/2010	207
	Corrections Corp of America
250	7.500%—05/01/2011	267
	Iron Mountain Inc.
250	7.750%—01/15/2015	257
	JohnsonDiversey Holdings Inc.
250	10.670%—05/15/2013[2]	218
	Monitronics International Inc.
250	11.750%—09/01/2010	274
	National Waterworks Inc. Series B
500	10.500%—12/01/2012	562
	Norcross Safety Products LLC Series B
250	9.875%—08/15/2011	279
	Polypore Inc.
200	8.750%—05/15/2012	207
	Synagro Technologies Inc.
400	9.500%—04/01/2009	443
	United Rentals North America Inc.
150	7.000%—02/15/2014	140
	Valmont Industries Inc.
250	6.875%—05/01/2014	259
	Wesco Distribution Inc. Series B
350	9.125%—06/01/2008	360
	Williams Scotsman Inc.
150	9.875%—06/01/2007	151

		5,494

COMMUNICATIONS EQUIPMENT—0.9%
	Da-Lite Screen Co. Inc.
300	9.500%—05/15/2011	333
	Lucent Technologies Inc.
250	6.450%—03/15/2029	224
	Millennium America Inc.
100	9.250%—06/15/2008	111

		668

CONSTRUCTION & ENGINEERING—0.0%
	URS Corp. Series B
13	12.250%—05/01/2009	14

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

CONTAINERS & PACKAGING—1.3%
	BWAY Corp.
$200	10.000%—10/15/2010	$215
	Graphic Packaging International Inc.
250	9.500%—08/15/2013	280
	Jefferson Smurfit Corp.
250	7.500%—06/01/2013	259
	Owens-Brockway Glass Container Inc.
200	7.750%—05/15/2011	216

		970

DIVERSIFIED FINANCIALS—0.4%
	Affinia Group Inc.
300	9.000%—11/30/2014[6]	311

DIVERSIFIED TELECOMMUNICATION SERVICES—2.0%
	Cincinnati Bell Inc.
400	7.250%—07/15/2013	418
100	8.375%—01/15/2014	102

		520

	Insight Communications Co. Inc.
350	12.250%—02/15/2011[2]	345
	Qwest Capital Funding Inc.
250	7.000%—08/03/2009[6]	242
	Qwest Communications International
150	7.500%—02/15/2014[6]	153
	Qwest Corp.
100	7.875%—09/01/2011[6]	107
	Qwest Services Corp.
100	13.500%—12/15/2010[6]	119

		1,486

ELECTRIC UTILITIES—2.4%
	Allegheny Energy Supply
200	8.250%—04/15/2012[6]	224
	Centerpoint Energy Inc.
225	2.875%—01/15/2024[3,6]	234
	Edison Mission Energy
150	10.000%—08/15/2008	174
250	7.730%—06/15/2009	266

		440

	Mission Energy Holding Co.
250	13.500%—07/15/2008	313
	MSW Energy Holdings LLC
45	8.500%—09/01/2010	49
	MSW Energy Holdings LLC Series B
250	7.375%—09/01/2010	262
	Texas Genco LLC
250	6.875%—12/15/2014[6]	260

		1,782

ENERGY EQUIPMENT & SERVICES—1.1%
	Gulfmark Offshore Inc.
350	7.750%—07/15/2014[6]	369
	Suburban Propane Partners LP
250	6.875%—12/15/2013	255
	Transmontaigne Inc.
150	9.125%—06/01/2010	162

		786

FOOD & DRUG RETAILING—1.9%
	Ingles Markets Inc.
350	8.875%—12/01/2011	366
	Rite Aid Corp.
350	4.750%—12/01/2006[3]	350
250	8.125%—05/01/2010	261

		611

	Stater Brothers Holdings
100	5.990%—06/15/2010[4]	103
300	8.125%—06/15/2012	317

		420

		1,397

FOOD PRODUCTS—1.9%
	B&G Foods Inc.
200	8.000%—10/01/2011	214
	Del Monte Corp.
350	8.625%—12/15/2012	391
	Dole Food Co. Inc.
150	8.875%—03/15/2011	162
	Michael Foods Inc.
250	8.000%—11/15/2013	264
	Pinnacle Foods Holding Corp.
100	8.250%—12/01/2013	92
	Seminis Vegetable Seeds Inc.
250	10.250%—10/01/2013	300

		1,423

GAS UTILITIES—1.6%
	Coastal Corp.
250	6.375%—02/01/2009	251
250	9.625%—05/15/2012	278

		529

	Dynegy Holdings Inc.
150	7.125%—05/15/2018	128
	El Paso Corp.
150	7.875%—06/15/2012	157
	SEMCO Energy Inc.
250	7.750%—05/15/2013	271
	Tennessee Gas Pipeline Co.
100	7.500%—04/01/2017	111

		1,196

HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
	Kinetic Concepts Inc.
325	7.375%—05/15/2013	346
	Medex Inc.
250	8.875%—05/15/2013	292
	Medical Device Manufacturing Inc.
200	10.000%—07/15/2012[6]	217
	Omega Healthcare Investors Inc.
250	7.000%—04/01/2014	254
	VWR International Inc.
250	8.000%—04/15/2014	261

		1,370

HEALTH CARE PROVIDERS & SERVICES—3.5%
	Alderwoods Group Inc.
250	7.750%—09/15/2012[6]	269
	Beverly Enterprises Inc.
350	7.875%—06/15/2014	394

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

HEALTH CARE PROVIDERS & SERVICES—Continued
	Genesis HealthCare Corp.
$250	8.000%—10/15/2013	$271
	Province Healthcare Co.
250	4.250%—10/10/2008[3]	254
250	7.500%—06/01/2013	281

		535

	Psychiatric Solutions Inc.
167	10.625%—06/15/2013	192
	Select Medical Corp.
350	7.500%—08/01/2013	399
	Triad Hospitals Inc.
250	7.000%—11/15/2013	254
	Vanguard Health Holding Co. II LLC
250	9.000%—10/01/2014	269

		2,583

HOTELS RESTAURANTS & LEISURE—10.6%
	ALH Finance LLC
200	8.500%—01/15/2013[6]	205
	AMC Entertainment Inc.
250	8.625%—08/15/2012[6]	272
	American Casino & Entertainment Properties LLC
250	7.850%—02/01/2012	267
	AMF Bowling Worldwide Inc.
250	10.000%—03/01/2010	261
	Argosy Gaming Co.
250	9.000%—09/01/2011	278
	Aztar Corp.
250	7.875%—06/15/2014	276
	Buffets Inc.
100	11.250%—07/15/2010	107
	Carrols Corp.
250	9.000%—01/15/2013[6]	262
	Cinemark Inc.
400	9.750%—03/15/2014[2]	304
	Circus & Eldorado Joint Venture
300	10.125%—03/01/2012	324
	Felcor Lodging LP
400	8.500%—06/01/2011	452
	Gaylord Entertainment Co.
350	8.000%—11/15/2013	376
	Global Cash Access LLC
500	8.750%—03/15/2012	545
	Herbst Gaming Inc.
250	8.125%—06/01/2012	266
	HMH Properties Inc. Series B
13	7.875%—08/01/2008	13
	Host Marriott LP
300	3.250%—04/15/2024[6]	332
	Inn of the Mountain Gods Resort & Casino
300	12.000%—11/15/2010	351
	Isle of Capri Casinos Inc.
250	7.000%—03/01/2014	254
	John Q. Hammons Hotels LP Series B
150	8.875%—05/15/2012	170
	Kerzner International Ltd.
250	8.875%—08/15/2011	274
250	2.375%—04/15/2024[3,6]	302

		576

	NCL Corp.
250	10.625%—07/15/2014[6]	253
	Penn National Gaming Inc.
250	8.875%—03/15/2010	271
	Pinnacle Entertainment Inc.
400	8.250%—03/15/2012	428
	Seneca Gaming Corp.
250	7.250%—05/01/2012	259
	Town Sports International
250	9.625%—04/15/2011	264
	Venetian Casino Resort LLC
150	11.000%—06/15/2010	170
	Walt Disney Co.
200	2.125%—04/15/2023[3]	224
	Wynn Las Vegas LLC
150	6.625%—12/01/2014[6]	148

		7,908

HOUSEHOLD DURABLES—4.0%
	American Achievement Corp.
350	8.250%—04/01/2012	366
	General Binding Corp.
350	9.375%—06/01/2008	348
	Goodman Global Holding Co. Inc.
500	5.760%—06/15/2012[4,6]	515
250	7.875%—12/15/2012[6]	242

		757

	Jarden Corp.
250	9.750%—05/01/2012	274
	Jostens IH Corp.
150	7.625%—10/01/2012[6]	153
	MAAX Corp.
150	9.750%—06/15/2012	159
	Samsonite Corp.
250	8.875%—06/01/2011	270
	Sealy Mattress Co.
250	8.250%—06/15/2014	256
	Simmons Bedding Co.
400	7.875%—01/15/2014	404

		2,987

HOUSEHOLD PRODUCTS—3.7%
	Central Garden & Pet Co.
500	9.125%—02/01/2013	551
	DEL Laboratories Inc.
250	8.000%—02/01/2012[6]	249
	Elizabeth Arden Inc.
250	7.750%—01/15/2014	263
	Hines Nurseries Inc.
150	10.250%—10/01/2011	165
	Jafra Cosmetics International Inc.
250	10.750%—05/15/2011	288
	Nebraska Book Co. Inc.
300	8.625%—03/15/2012	306

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

HOUSEHOLD PRODUCTS—Continued
	Playtex Products Inc.
$250	9.375%—06/01/2011	$269
	Prestige Brands Inc.
250	9.250%—04/15/2012	265
	Riddell Bell Holdings Inc.
350	8.375%—10/01/2012[6]	362

		2,718

LEISURE EQUIPMENT & PRODUCTS—0.2%
	Leslie’s Poolmart Inc.
150	7.750%—02/01/2013[6]	153

MACHINERY—0.9%
	Dresser-Rand Group Inc.
100	7.375%—11/01/2014[6]	103
	Mueller Group Inc.
300	10.000%—05/01/2012	325
	Park-Ohio Industries Inc.
250	8.375%—11/15/2014[6]	250

		678

MEDIA—13.3%
	Advanstar Communications Inc.
200	10.750%—08/15/2010	226
	Advanstar Communications Inc. Series B
350	12.000%—02/15/2011	379
	Affinity Group Inc.
300	9.000%—02/15/2012	323
	Allbritton Communications Co.
250	7.750%—12/15/2012	259
	Avalon Cable LLC
315	11.875%—12/01/2008[2]	329
	Cablevision Systems Corp.
450	6.669%—04/01/2009[4,6]	491
	Cadmus Communications Corp.
300	8.375%—06/15/2014	324
	CanWest Media Inc.
350	10.625%—05/15/2011	392
	CBD Media Holdings LLC
250	9.250%—07/15/2012[6]	257
	CCO Holdings LLC
200	6.615%—12/15/2010[4,6]	200
	Charter Communications Holdings II LLC
550	10.250%—09/15/2010	575
	Citadel Broadcasting Corp.
250	1.875%—02/15/2011[3,6]	216
	Corus Entertainment Inc.
150	8.750%—03/01/2012	164
	Dex Media Inc.
250	8.000%—11/15/2013	267
100	9.000%—11/15/2013[2]	76

		343

	Emmis Operating Co.
250	6.875%—05/15/2012	258
	Gray Television Inc.
250	9.250%—12/15/2011	279
	Houghton Mifflin Co.
200	8.250%—02/01/2011	210
	Insight Midwest LP
100	9.750%—10/01/2009	106
250	10.500%—11/01/2010	274

		380

	LBI Media Inc.
250	10.125%—07/15/2012	280
	Liberty Group Operating Inc.
300	9.375%—02/01/2008	306
	Mediacom Broadband LLC
100	11.000%—07/15/2013	108
	Mediacom Communications Corp.
500	5.250%—07/01/2006[3]	493
	Mediacom LLC Series B
100	8.500%—04/15/2008	103
	Nexstar Finance Holdings LLC
250	11.375%—04/01/2013[2]	199
	Nexstar Finance Inc.
250	7.000%—01/15/2014	246
	Paxson Communications Corp.
150	12.250%—01/15/2009[2]	145
	Primedia Inc.
100	7.625%—04/01/2008	102
	Sinclair Broadcast Group Inc.
250	8.000%—03/15/2012	261
350	4.875%—07/15/2018[2,3]	334

		595

	Sun Media Corp.
250	7.625%—02/15/2013	268
	Susquehanna Media Co.
250	7.375%—04/15/2013	265
	Telenet Group Holding NV
500	11.500%—06/15/2014[2,6]	383
	Vertis Inc.
100	9.750%—04/01/2009	109
400	13.500%—12/07/2009[6]	427

		536

	Yell Finance BV
260	13.500%—08/01/2011[2]	256

		9,890

METALS & MINING—1.1%
	Alpha Natural Resources LLC
500	10.000%—06/01/2012[6]	570
	Foundation PA Coal Co.
250	7.250%—08/01/2014	263

		833

OIL & GAS—0.7%
	Comstock Resources Inc.
300	6.875%—03/01/2012	308
	Encore Acquisition Co.
210	8.375%—06/15/2012	233

		541

PAPER & FOREST PRODUCTS—1.8%
	Boise Cascade LLC
250	5.535%—10/15/2012[4,6]	258
	Caraustar Industries Inc.
250	9.875%—04/01/2011	276

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

PAPER & FOREST PRODUCTS—Continued
	Georgia Pacific Corp.
$150	7.375%—07/15/2008	$163
100	8.125%—05/15/2011	115

		278

	MDP Acquisitions plc
250	9.625%—10/01/2012	278
	Stone Container Finance
250	7.375%—07/15/2014	259

		1,349

PHARMACEUTICALS—1.3%
	NBTY Inc. Series B
250	8.625%—09/15/2007	254
	Teva Pharmaceutical Finance LLC Cl. A
100	0.500%—02/01/2024[3]	102
	Warner Chilcott Corp.
400	8.750%—02/01/2015[6]	413
	WH Holdings Ltd.
150	9.500%—04/01/2011	166

		935

SEMICONDUCTOR EQUIPMENT & PRODUCTS—0.5%
	MagnaChip Semiconductor SA
250	5.760%—12/15/2011[4,6]	259
100	8.000%—12/15/2014[6]	105

		364

SPECIALTY RETAIL—1.2%
	Best Buy Co. Inc.
50	2.250%—01/15/2022[3]	52
	CSK Auto Inc.
250	7.000%—01/15/2014	245
	General Nutrition Centers Inc.
250	8.625%—01/15/2011[6]	251
	Petro Stopping Centers LP
350	9.000%—02/15/2012	366

		914

TEXTILES & APPAREL—1.4%
	Levi Strauss & Co.
250	12.250%—12/15/2012	271
	Oxford Industries Inc.
250	8.875%—06/01/2011	267
	Perry Ellis International Inc. Series B
250	8.875%—09/15/2013	261
	Phillips-Van Heusen Corp.
250	8.125%—05/01/2013	273

		1,072

WIRELESS TELECOMMUNICATION SERVICES—6.1%
	AirGate PCS Inc.
550	6.410%—10/15/2011[4,6]	569
	Alamosa Inc.
250	8.500%—01/31/2012	268
	American Cellular Corp. Series B
250	10.000%—08/01/2011[1]	232
	American Tower Corp.
150	3.000%—08/15/2012[3,6]	169
	Centennial Communications Corp.
150	10.125%—06/15/2013	171
500	8.125%—02/01/2014	531

		702

	Intelsat Bermuda Ltd.
250	7.794%—01/15/2012[4,6]	259
150	8.250%—01/15/2013[6]	156

		415

	Nextel Communications Inc.
250	5.250%—01/15/2010[3]	257
	PanAmSat Corp.
200	9.000%—08/15/2014	219
	PanAmSat Holding Corp.
200	10.375%—11/01/2014[2,6]	135
	Rogers Wireless Communications Inc.
300	8.000%—12/15/2012	322
	Rural Cellular Corp.
500	8.250%—03/15/2012	538
	SBA Telecommunications Inc.
250	9.750%—12/15/2011[2]	217
	UbiquiTel Operating Co.
100	9.875%—03/01/2011	111
	Western Wireless Corp.
300	9.250%—07/15/2013	351

		4,505

TOTAL CORPORATE BONDS & NOTES (Cost $65,190)		68,601

PREFERRED STOCKS—3.7%
Shares

CHEMICALS—0.4%
	Celanese Corp.
12,000	4.250%—12/31/2049	304

ELECTRIC UTILITIES—0.7%
	NRG Energy Inc.
500	4.000%—12/31/2049[6]	534

MEDIA—0.6%
	Emmis Communications Corp. Series A
1,700	6.250%—12/31/2049	76
	Sinclair Broadcast Group Inc. Series D
2,500	6.000%—12/31/2049	110
	Spanish Broadcasting System Series B PIK[5]
256	10.750%—10/15/2013	278

		464

PAPER & FOREST PRODUCTS—0.7%
	Smurfit-Stone Container Corp. Series A PIK[5]
19,500	7.000%—02/15/2012	487

WIRELESS TELECOMMUNICATION SERVICES—1.3%
	Crown Castle International Corp.
20,000	6.250%—08/15/2012	990

TOTAL PREFERRED STOCKS (Cost $2,526)		2,779

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENT—0.9%
(Cost $667)
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENT
$667	Repurchase Agreement with State Street Corp. dated January 31, 2005 due February 1, 2005 at 1.800% collateralized by a U.S. Treasury Bond 7.625% November 15, 2022, market value $681 (par value of $495)	$667

TOTAL INVESTMENTS—96.9% (Cost $68,383)		72,047
CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		2,337

TOTAL NET ASSETS—100.0%		$74,384

1	Zero coupon bond.

2	Step coupon security.

3	Convertible bond.

4	Floating rate security. The stated rate represents the rate in effect at January 31, 2005.

5	Payment-in-kind security.

6	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors) and are considered to be liquid under procedures established by the Board of Trustees. At January 31, 2005, the securities were valued at $15,416 or 20.72% of net assets, as shown below:

	Cost	Value
Security	(000s)	(000s)	Acquisition Date(s)

Accuride Corp.	$150	$155	01/26/2005
Affinia Group Inc.	300	311	11/12/2004 — 12/17/2004
AirGate PCS Inc.	571	569	11/29/2004 — 01/06/2005
Alderwoods Group Inc.	251	269	08/05/2004
ALH Finance LLC	202	205	01/20/2005 — 01/24/2005
Allegheny Energy Supply	205	224	01/20/2004
Alpha Natural Resources LLC	500	570	05/13/2004
AMC Entertainment Inc.	250	272	08/06/2004
American Tower Corp.	158	169	10/13/2004 — 10/15/2004
Boise Cascade LLC	250	258	10/15/2004
Borden US Finance Corp.	250	276	08/04/2004 — 09/28/2004
Cablevision Systems Corp.	464	491	06/10/2004 — 11/29/2004
Carriage Services Inc.	252	259	01/20/2005
Carrols Corp.	254	262	12/09/2004
CBD Media Holdings LLC	259	257	01/03/2005
CCO Holdings LLC	200	200	12/01/2004
Centerpoint Energy Inc.	233	234	01/16/2004 — 01/20/2004
Citadel Broadcasting Corp.	240	216	03/11/2004 — 03/25/2004
Cooper-Standard Automotive Inc.	50	48	12/16/2004
DEL Laboratories Inc.	248	249	01/19/2005
Dresser-Rand Group Inc.	101	103	10/14/2004
General Nutrition Centers Inc.	250	251	01/11/2005
Goodman Global Holding Co. Inc.	754	757	12/15/2004
Gulfmark Offshore Inc.	349	369	07/14/2004 — 07/19/2004
Host Marriott LP	294	332	03/10/2004 — 09/02/2004
Huntsman Advanced Materials LLC	431	472	06/23/2003 — 06/04/2004
Huntsman LLC	150	179	06/15/2004
Innophos Inc.	300	325	08/03/2004
Intelsat Bermuda Ltd.	400	415	01/24/2005
Jostens IH Corp.	151	153	09/23/2004
K&F Acquisition Inc.	203	200	11/05/2004
Kerzner International Ltd.	255	302	04/22/2004
Le-Nature’s Inc.	258	277	06/21/2004
Leslie’s Poolmart Inc.	150	153	01/19/2005
MagnaChip Semiconductor SA	350	364	12/16/2004

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

	Cost	Value
Security—(Continued)	(000s)	(000s)	Acquisition Date(s)

Medical Device Manufacturing Inc.	$201	$217	06/23/2004
NCL Corp.	250	253	07/09/2004
NRG Energy	515	534	12/15/2004
PanAmSat Holding Corp.	134	135	12/16/2004 — 01/04/2005
Park-Ohio Industries Inc.	251	250	11/19/2004
Ply Gem Industries Inc.	100	100	08/18/2004
Qwest Capital Funding Inc.	241	242	11/20/2003
Qwest Communications International	143	153	10/13/2004
Qwest Corp.	100	107	08/16/2004
Qwest Services Corp.	118	119	10/13/2004
Riddell Bell Holdings Inc.	355	362	09/23/2004
Rockwood Specialties Group Inc.	254	259	11/05/2004
Stanadyne Corp.	300	323	08/02/2004
Standard Aero Holdings Inc.	301	324	08/17/2004 — 09/28/2004
Telenet Group Holding NV	342	383	12/17/2003 — 01/04/2005
Tenneco Automotive Inc.	250	261	11/09/2004
Texas Genco LLC	250	260	12/08/2004
Vertis Inc.	413	427	05/12/2004 — 11/03/2004
Warner Chilcott Corp.	400	413	01/13/2005
Wynn Las Vegas LLC	150	148	11/22/2004

	$14,751	$15,416

The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 50.2%)

Mortgage Pass-Throughs	19.2
U.S. Government Obligations	10.2
Corporate Bonds & Notes	6.1
Foreign Government Obligations	5.9
Asset-Backed Securities	4.5
Collateralized Mortgage Obligations	3.0
Municipal Bonds	0.7
Preferred Stocks	0.2

ASSET-BACKED SECURITIES—4.5%
Principal
Amount		Value
(000s)		(000s)

	Asset Backed Securities Corp Home Equity Loan Trust
	Series 1999-LB1 Cl. A4A
$3	2.900%—06/21/2029[1,2]	$3
	Series 2004-HE10 Cl. A1
6,922	2.690%—12/25/2034[1,2]	6,927

		6,930

	Centex Home Equity
	Series 2004-B Cl. AV2
2,892	2.630%—03/25/2034[1,2]	2,894
	Countrywide Asset-Backed Certificates
	Series 2001-BC3 Cl. A
1,679	2.770%—12/25/2031[1,2]	1,681
	Credit-Based Asset Servicing and Securitization
	Series 2004-CB5 Cl. AV1
6,780	2.660%—09/25/2021[1,2]	6,784
	Fremont Home Loan Trust
	Series 2004-2 Cl. 2A1
3,116	2.680%—07/25/2034[1,2]	3,118
	HFC Home Equity Loan Asset-Backed Certificates
	Series 2003-1 Cl. A
3,653	2.850%—10/20/2032[1,2]	3,659
	Long Beach Mortgage Loan Trust
	Series 2003-1 Cl. A2
1,608	2.930%—03/25/2033[1,2]	1,611
	Nelnet Student Loan Trust
	Series 2004-4 Cl. A1
2,541	2.690%—04/25/2011[1,2]	2,543
	North Carolina State Education Authority
	Series 2000 Cl. G
301	2.560%—06/01/2009[1,2]	301
	Residential Asset Mortgage Products Inc.
	Series 2004-RS8 Cl. AII1
12,740	2.670%—05/25/2026[1,2]	12,749
	Sears Credit Account Master Trust
	Series 2002-1 Cl. A
13,900	2.580%—02/18/2009[1,2]	13,906
	Series 2002-4 Cl. A
15,400	2.610%—08/18/2009[1,2]	15,419

		29,325

	Terwin Mortgage Trust
	Series 2004-10SL Cl. A2A
3,036	2.660%—09/25/2034[1,2,3]	3,034

TOTAL ASSET-BACKED SECURITIES (Cost $74,604)		74,629

CORPORATE BONDS & NOTES—6.1%
	American Airlines Inc.
	Pass Thru Certificates
	Series 2001-2 Cl. A1
361	6.978%—04/01/2011	366
	Banponce Corp.
2,000	6.750%—12/15/2005[1]	2,049
	DaimlerChrysler North America Corp. MTN[4]
10,600	2.640%—11/17/2006[1,2]	10,606
	Deutsche Telekom International Finance BV
9,700	8.250%—06/15/2005[1]	9,879
	El Paso CGP Co.
8,000	7.500%—08/15/2006[1]	8,390
7,036	7.420%—02/15/2037[1]	6,438

		14,828

	El Paso Corp. MTN[4]
400	8.050%—10/15/2030	396
	Ford Motor Credit Co.
3,500	7.600%—08/01/2005[1]	3,567
10,300	3.240%—11/16/2006[1,2]	10,268

		13,835

	Ford Motor Credit Co. MTN[4]
2,500	3.000%—06/30/2005[2]	2,495
	France Telecom SA
7,100	7.950%—03/01/2006[1,5]	7,418
	General Motors Acceptance Corp.
5,600	7.500%—07/15/2005[1]	5,694
	General Motors Acceptance Corp. MTN[4]
1,700	5.250%—05/16/2005	1,712
7,200	4.230%—05/19/2005[1,2]	7,231
1,200	3.920%—10/20/2005[2]	1,206

		10,149

	Goldman Sachs Group Inc. MTN[4]
8,780	3.023%—07/23/2009[1,2]	8,822
	Pacific Gas & Electric Co.
7,000	3.260%—04/03/2006[1,2]	7,008
	PEMEX Project Funding Master Trust
1,000	8.625%—02/01/2022[5]	1,190
	Qwest Capital Funding Inc.
43	7.250%—02/15/2011	41
	Qwest Corp.
300	7.500%—06/15/2023	294

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal
Amount		Value
(000s)		(000s)

	Sprint Capital Corp.
$2,400	6.000%—01/15/2007	$2,496
1,100	6.125%—11/15/2008	1,174

		3,670

	UFJ Finance Aruba AEC
2,000	6.750%—07/15/2013	2,256
	United Airlines Inc.*
	Pass Thru Certificates
	Series 1993 Cl. C2
3,000	9.060%—06/17/2015[1]	1,520

TOTAL CORPORATE BONDS & NOTES (Cost $99,903)		102,516

COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
535	3.959%—11/25/2030[1,2]	539
	Bear Stearns Adjustable Rate Mortgage Trust REMIC[6]
	Pass Thru Certificates
	Series 2002-9 Cl. 2A
245	5.271%—10/25/2032[1,7]	245
	Series 2003-1 Cl. 6A1
2,899	5.120%—04/25/2033[1,7]	2,900

		3,145

	Federal Home Loan Mortgage Corp. REMIC[6]
11	5.500%—03/15/2015	11
162	9.000%—12/15/2020[1]	162
1,084	8.000%—08/15/2022	1,125
52	6.500%—02/15/2023[1,8]	2
13,286	7.000%—10/15/2030[1]	14,047
721	3.040%—11/15/2030[1,2]	726
12,644	5.000%—04/25/2033[1]	12,537

		28,610

	Federal National Mortgage Association Series 2002-W3 Cl. A3
6,286	6.000%—07/25/2024[1]	6,323
	Series 2002-W1 Cl. 1A1
1,589	6.500%—12/25/2042[1]	1,648

		7,971

	FHLMC Structured Pass Through Securities
3,287	3.731%—08/15/2032[1,7]	3,289
	First Nationwide Trust REMIC[6]
	Series 2001-3 Cl. 1A1
169	6.750%—08/21/2031	171
	IndyMac ARM Trust REMIC[6]
	Series 2001-H2 Cl. A2
112	6.593%—01/25/2032[2]	113
	PNC Mortgage Securities Corp. REMIC[6]
	Pass Thru Certificates
	Series 1999-4 Cl. 1A8
42	6.290%—06/25/2029[1]	42
	Small Business Administration
	Pass Thru Certificates
	Series 2000-P10 Cl. 1
898	7.450%—08/01/2010	970
	Series 2001-20A Cl. 1
3,020	6.290%—01/01/2021[1]	3,241
	Series 2003-20I Cl. 1
954	5.130%—09/01/2023	983

		5,194

	Structured Asset Securities Corp. REMIC[6]
	Series 2001-21A Cl. 1A1
517	6.250%—01/25/2032[1,2]	535
	Series 2002-1A Cl. 4A
158	6.112%—02/25/2032[1,2]	161

		696

	Washington Mutual REMIC[6]
	Pass Thru Certificates
	Series 2002-AR11 Cl. A1
1,229	5.135%—10/25/2032[1,2]	1,244

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,554)		51,014

FOREIGN GOVERNMENT OBLIGATIONS—5.9%
		Canadian Government Bond
C$	1,500	5.750%—06/01/2033	1,405
		Federal Republic of Germany
	€1,500	5.625%—01/04/2028	2,425
		Federative Republic of Brazil
	$480	3.063%—04/15/2006[2]	482
	300	11.250%—07/26/2007	344
	5,300	11.500%—03/12/2008[1]	6,220
	1,239	3.125%—04/15/2009[2]	1,226
	4,800	8.299%—06/29/2009[2]	5,766
	470	11.000%—01/11/2012	564
	882	3.125%—04/15/2012[2]	844
	223	8.000%—04/15/2014	228

			15,674

		Federative Republic of Brazil—Bearer
	1,704	3.063%—04/15/2006[2]	1,707
		French Republic
	€9,300	5.750%—10/25/2032	15,540
		Kingdom of Spain
	11,800	4.200%—01/31/2037	15,696
		Republic of Panama
	$5,000	9.625%—02/08/2011	5,900
	950	9.375%—07/23/2012	1,121
	2,530	9.375%—01/16/2023	2,973
	500	8.875%—09/30/2027	557

			10,551

		Republic of Peru
	4,000	9.125%—01/15/2008	4,520
	5,700	9.125%—02/21/2012[1]	6,583
	3,000	9.875%—02/06/2015	3,608

			14,711

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal
Amount		Value
(000s)		(000s)

	Russian Federation
$11,500	5.000%—03/31/2030	$12,074
1,500	5.000%—03/31/2030[3,5]	1,581

		13,655

	United Mexican States
159	2.983%—03/25/2005[2]	159
400	9.875%—02/01/2010	491
200	11.375%—09/15/2016	298
1,100	8.125%—12/30/2019	1,327

		2,275

	United Mexican States MTN[4]
2,460	6.375%—01/16/2013	2,641
1,800	8.000%—09/24/2022	2,135
200	8.300%—08/15/2031	243

		5,019

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $92,619)		98,658

MORTGAGE PASS-THROUGHS—19.2%
	Federal Home Loan Mortgage Corp.
908	6.000%—07/01/2016[1]	949
558	6.000%—09/01/2016[1]	584
5	8.500%—02/01/2017	5
5,702	5.000%—10/01/2018[1]	5,799
164	4.050%—06/01/2024[1,2]	169
25	6.000%—08/01/2028	26
98	6.000%—03/01/2029[1]	102
201	6.000%—06/01/2029[1]	208
97	6.000%—05/01/2030	101
51	6.000%—02/01/2031	53
59	6.000%—09/01/2031	61
166	6.000%—01/01/2032	172
5,449	6.000%—02/01/2033[1]	5,633
75	6.000%—04/01/2033	78
3,928	6.000%—12/01/2033[1]	4,060
3,261	6.000%—01/01/2034[1]	3,371
898	6.000%—02/01/2034	928
1,819	6.000%—03/01/2034	1,880

		24,179

	Federal Housing Authority Project 221D4 Banco-5
267	7.400%—02/01/2021	270
	221D4 Banco-15
45	7.450%—05/01/2021	46
	221D4 Grey 98-4
3,816	7.450%—05/01/2021	3,872

		4,188

	Federal National Mortgage Association
204	9.000%—11/01/2009[1]	219
818	6.000%—04/01/2016	857
966	6.000%—05/01/2016[1]	1,012
522	6.000%—06/01/2016	547
1,010	6.000%—07/01/2016[1]	1,058
473	6.000%—08/01/2016[1]	496
852	6.000%—10/01/2016	892
86	5.500%—11/01/2016	89
819	6.000%—11/01/2016[1]	857
2,602	5.500%—12/01/2016[1]	2,689
988	6.000%—12/01/2016[1]	1,035
1,590	5.500%—01/01/2017[1]	1,643
1,464	5.500%—02/01/2017	1,513
788	5.500%—03/01/2017	813
816	5.500%—04/01/2017	843
4,288	6.000%—04/01/2017[1]	4,492
1,156	5.500%—05/01/2017	1,194
2,531	6.000%—05/01/2017[1]	2,652
62	5.500%—06/01/2017	64
364	6.000%—09/01/2017[1]	381
2,889	5.500%—10/01/2017[1]	2,984
228	5.500%—11/01/2017	236
88	5.000%—12/01/2017	89
1,257	5.000%—01/01/2018[1]	1,279
144	5.500%—01/01/2018	149
1,860	5.000%—02/01/2018[1]	1,892
1,219	5.500%—02/01/2018[1]	1,259
44	5.000%—03/01/2018	45
1,481	5.000%—05/01/2018	1,506
1,415	5.000%—06/01/2018	1,440
5,943	5.000%—07/01/2018[1]	6,045
3,319	5.000%—08/01/2018[1]	3,376
1,907	5.000%—09/01/2018[1]	1,940
8,175	5.000%—10/01/2018[1]	8,316
3,177	5.000%—11/01/2018[1]	3,232
86	6.000%—05/01/2033	88
1,810	5.500%—02/01/2034	1,845
19,294	5.000%—03/01/2034[1]	19,303
4,713	5.500%—03/01/2034[1]	4,804
2,967	5.000%—04/01/2034	2,962
2,005	5.500%—05/01/2034	2,044
21,630	5.000%—07/01/2034[1]	21,599
48,199	5.000%—09/01/2034[1]	48,130
5,072	3.173%—10/01/2040[1,2]	5,189

		163,098

	Federal National Mortgage Association TBA[9]
	February Delivery
6,000	4.500%—02/15/2020	5,991
74,500	5.000%—02/15/2020	75,687
15,000	5.500%—02/15/2020	15,473
21,800	5.500%—02/10/2035	22,202

		119,353

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGHS—Continued
Principal
Amount		Value
(000s)		(000s)

	Government National Mortgage Association II
$330	3.375%—03/20/2017[1,2]	$334
382	3.750%—08/20/2022[1,2]	387
226	3.750%—09/20/2023[1,2]	229
215	3.375%—05/20/2024[1,2]	218
7	3.750%—07/20/2024[2]	7
507	3.750%—09/20/2024[1,2]	514
136	4.125%—12/20/2024[1,2]	138
233	3.375%—01/20/2025[1,2]	236
182	3.375%—02/20/2025[1,2]	184
89	4.125%—10/20/2025[1,2]	91
230	4.125%—11/20/2025[1,2]	235
53	4.125%—12/20/2026[1,2]	54
416	3.750%—07/20/2027[1,2]	423
1,099	4.125%—11/20/2029[1,2]	1,123
6,623	2.750%—02/20/2032[1,2]	6,654

		10,827

TOTAL MORTGAGE PASS-THROUGHS (Cost $319,341)		321,645

MUNICIPAL BONDS—0.7%
	Badger Tobacco Asset Securitization Corp.
4,300	6.375%—06/01/2032[1]	4,258
	Golden State Tobacco Securitization Corp.
3,400	6.250%—06/01/2033[1]	3,421
2,740	6.750%—06/01/2039[1]	2,801
900	7.875%—06/01/2042	997

		7,219

TOTAL MUNICIPAL BONDS (Cost $10,863)		11,477

U.S. GOVERNMENT OBLIGATIONS—10.2%
	U.S. Treasury Bonds
4,943	3.375%—01/15/2007[10]	5,185
50,893	3.875%—01/15/2009[1,10]	56,442
6,017	4.250%—01/15/2010[1,10]	6,922
32,922	3.500%—01/15/2011[1,10]	37,171
1,183	3.375%—01/15/2012[10]	1,340
13,916	3.000%—07/15/2012[1,10]	15,470
1,700	8.875%—02/15/2019	2,481
2,432	2.375%—01/15/2025[10]	2,617

		127,628

	U.S. Treasury Notes
2,010	3.625%—01/15/2008[10]	2,166
42,243	0.875%—04/15/2010[1]	41,649
208	1.875%—07/15/2013[10]	214

		44,029

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $172,932)		171,657

PREFERRED STOCKS—0.2%
(Cost $2,870)
Shares

Federal National Mortgage Association
57,400	7.000%—12/31/2049[2]	3,257

OPTIONS—0.0%
No. of		Value
Contracts		(000s)

	Eurodollar Futures
610	Expire 09/2005	$4
	U.S. Treasury Bond Futures
52	Expire 02/2005	36

TOTAL OPTIONS (Cost $51)		40

SHORT-TERM INVESTMENTS—57.3%
Principal
Amount
(000s)

BANK OBLIGATIONS
	Bank of America Corp.
$30,700	2.360%—03/14/2005	30,700
600	2.440%—03/23/2005	600
8,100	2.440%—03/28/2005	8,100
200	2.480%—04/06/2005	200

		39,600

	CitiBank
31,700	2.380%—03/07/2005[1]	31,700
9,500	2.630%—04/22/2005	9,500

		41,200

	HSBC Bank
31,800	2.410%—04/01/2005	31,800
1,200	2.750%—06/27/2005	1,200

		33,000

	Wells Fargo Bank
100	2.510%—02/14/2005	100
400	2.410%—02/18/2005	400
32,800	2.520%—03/16/2005	32,800

		33,300

TOTAL BANK OBLIGATIONS		147,100

COMMERCIAL PAPER
	General Electric Capital Corp.
6,200	2.320%—02/24/2005[1]	6,191
	National Australia Funding Corp.
16,600	2.520%—03/01/2005	16,567
	Total Fina Elf Capital
45,900	2.480%—02/01/2005	45,900
	UBS Finance Inc. Yrs. 3&4
45,900	2.480%—02/01/2005	45,900

TOTAL COMMERCIAL PAPER		114,558

REPURCHASE AGREEMENTS
23,000	Repurchase Agreement with Credit Suisse First Boston dated January 31, 2005 due February 1, 2005 at 2.350% collateralized by a U.S. Treasury Note 3.625% January 15, 2010, market value $23,504 (par value of $23,540)	23,000
6,451	Repurchase Agreement with State Street Corp. dated January 31, 2005 due February 1, 2005 at 1.900% collateralized by a U.S. Treasury Note 4.250% November 15, 2013, market value $6,585 (par value of $6,465)	6,451

TOTAL REPURCHASE AGREEMENTS		29,451

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued
Principal
Amount		Value
(000s)		(000s)

U.S. GOVERNMENT AGENCIES
	Federal Home Loan Banks
$398,700	2.100%—02/01/2005	$398,700
	Federal Home Loan Mortgage Corp.
5,000	2.160%—02/08/2005[1]	4,998
15,800	2.190%—02/15/2005[1]	15,786
800	2.100%—03/01/2005[1]	799
31,200	2.110%—03/01/2005[1]	31,149
15,700	1.890%—03/07/2005[1]	15,668
800	2.183%—03/08/2005[1]	798
15,700	2.200%—03/08/2005[1]	15,666
14,700	2.220%—03/11/2005[1]	14,666
1,000	2.260%—03/14/2005	997
1,100	2.380%—03/31/2005	1,096

		101,623

	Federal National Mortgage Association
200	2.073%—02/02/2005[1]	200
28,600	2.075%—02/02/2005[1]	28,598
100	2.157%—02/09/2005	100
1,600	2.175%—02/09/2005	1,599
800	2.197%—02/16/2005[1]	799
17,100	2.210%—02/16/2005[1]	17,084
1,300	2.203%—02/23/2005[1]	1,298
3,900	2.221%—02/23/2005[1]	3,895
31,800	2.248%—03/02/2005[1]	31,741
43,600	2.299%—03/02/2005[1]	43,519
500	2.230%—03/15/2005	499
1,300	2.430%—03/23/2005	1,296
600	2.464%—04/06/2005	597
14,400	2.422%—04/13/2005[1]	14,328
1,600	2.390%—04/15/2005	1,592
15,100	2.508%—04/20/2005[1]	15,016
500	2.580%—04/27/2005	497
300	2.485%—05/25/2005	298
1,200	2.645%—06/01/2005	1,189
300	2.640%—06/02/2005	297

		164,442

TOTAL U.S. GOVERNMENT AGENCIES		664,765

U.S. TREASURY BILLS
	U.S. Treasury Bills
60	2.170%—03/03/2005	60
10	2.172%—03/03/2005	10
130	2.185%—03/03/2005	130
1,570	2.075%—03/17/2005	1,566
30	2.118%—03/17/2005	30
170	2.135%—03/17/2005	170
50	2.155%—03/17/2005	50
2,370	2.205%—03/17/2005	2,364
1,200	2.210%—03/17/2005	1,197

		5,577

TOTAL SHORT-TERM INVESTMENTS (Cost $961,451)		961,451

TOTAL INVESTMENTS—107.1% (Cost $1,785,188)		1,796,344
CASH AND OTHER ASSETS, LESS LIABILITIES—(7.1%)		(119,060)

TOTAL NET ASSETS—100.0%		$1,677,284

FUTURES CONTRACTS OPEN AT JANUARY 31, 2005 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Number of	Face Value		(Depreciation)
Description	Contracts	(000s)	Expiration Date	(000s)

U.S. Treasury Bonds Futures (Buy)	63	$6,300	Mar-05	$262
U.S. Treasury Notes 10 Yr. Futures (Buy)	2,714	271,400	Mar-05	1,763
Eurodollar Futures (Buy)	172	43,000	Jun-05	(48)
Eurodollar Futures (Buy)	2,351	587,750	Sep-05	(2,614)
Eurodollar Futures (Buy)	1,195	298,750	Dec-05	(338)
Federal Republic of Germany Bonds 10 Yr. Futures (Buy)	1,637	€163,700	Mar-05	757
Euribor Futures (Buy)	210	52,500	Mar-05	(4)
Euribor Futures (Sell)	219	54,750	Jun-05	38
Japanese Government Bonds 10 Yr. Futures (Buy)	17	¥1,700,000	Mar-05	280
United Kingdom 90 Day Libor Futures (Sell)	92	£11,500	Jun-05	40

				$136

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2005 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Market Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

Brazilian Real (Buy)	$375	$344	Feb-05	$31
Brazilian Real (Buy)	451	418	Mar-05	33
Brazilian Real (Buy)	175	168	Apr-05	7
Canadian Dollar (Sell)	1,409	1,414	Feb-05	5
Chilean Peso (Buy)	481	469	Feb-05	12
Chilean Peso (Sell)	88	88	Feb-05	—
Chilean Peso (Buy)	417	409	Mar-05	8
Chilean Peso (Buy)	88	88	Aug-05	—
Euro (Buy)	11,593	11,521	Feb-05	72
Euro (Sell)	61,744	61,853	Feb-05	109
Great British Pound (Buy)	90	90	Feb-05	—
Hong Kong Dollar (Buy)	328	328	Apr-05	—
Indian Rupee (Buy)	605	602	Mar-05	3
Japanese Yen (Buy)	23,080	23,317	Mar-05	(237)
Mexican Peso (Buy)	157	153	Feb-05	4
Mexican Peso (Buy)	396	394	Mar-05	2
Peruvian Sol (New) (Buy)	350	344	Feb-05	6
Peruvian Sol (New) (Buy)	427	422	Mar-05	5
Polish Zloty (Buy)	340	323	Feb-05	17
Polish Zloty (Buy)	341	343	Mar-05	(2)
Russian Ruble (New) (Buy)	339	333	Feb-05	6
Russian Ruble (New) (Buy)	435	436	Mar-05	(1)
Russian Ruble (New) (Buy)	335	334	Apr-05	1
Singapore Dollar (Buy)	344	342	Feb-05	2
Singapore Dollar (Buy)	417	416	Mar-05	1
Singapore Dollar (Buy)	338	339	Apr-05	(1)
Slovakian Koruna (Buy)	370	360	Feb-05	10
Slovakian Koruna (Buy)	458	463	Mar-05	(5)
South Korean Won (Buy)	377	362	Feb-05	15
South Korean Won (Buy)	459	444	Mar-05	15
South Korean Won (Buy)	369	368	Apr-05	1
Taiwan Dollar (New) (Buy)	347	340	Feb-05	7
Taiwan Dollar (New) (Buy)	419	411	Mar-05	8

				$134

SWAP AGREEMENTS OPEN AT JANUARY 31, 2005 ARE AS FOLLOWS:

			Unrealized
			Appreciation/
Par Value			(Depreciation)
(000s)	Description	Counterparty	(000s)

€4,500	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	J.P. Morgan Chase Bank	$498
3,200	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	UBS AG	337
5,300	To make or receive semi-annual payments through 06/18/2034 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	J.P. Morgan Chase Bank	606
1,900	To make or receive semi-annual payments through 06/18/2034 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	Merrill Lynch Capital Services, Inc.	163
£2,400	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	J.P. Morgan Chase Bank	(59)
1,900	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	UBS AG	(64)
1,300	To make or receive semi-annual payments through 06/18/2034 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	UBS AG	(41)

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

			Unrealized
			Appreciation/
Par Value			(Depreciation)
(000s)	Description	Counterparty	(000s)

£1,900	To make or receive semi-annual payments through 06/18/2034 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	Morgan Stanley Capital Services, Inc.	$10
¥660,000	To make or receive semi-annual payments through 06/15/2012 based on the difference between (A) the 10 year fixed interest rate of 2.000% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.	Morgan Stanley Capital Services, Inc.	(289)
1,125,000	To make or receive semi-annual payments through 06/15/2012 based on the difference between (A) the 10 year fixed interest rate of 2.000% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.	UBS AG	(566)
388,000	To make or receive semi-annual payments through 06/15/2012 based on the difference between (A) the 10 year fixed interest rate of 2.000% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.	Goldman Sachs Capital Markets, L.P.	(156)
$35,300	To make or receive semi-annual payments through 06/15/2015 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every three months based upon the USD-LIBOR-BBA.	Bank of America N.A.	(339)
70,500	To make or receive semi-annual payments through 06/15/2015 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every three months based upon the USD-LIBOR-BBA.	Morgan Stanley Capital Services, Inc.	(633)

			$(533)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2005 ARE AS FOLLOWS:

	Number of	Strike		Value
Description	Shares/Contracts	Price	Expiration Date	(000s)

U.S. Treasury Notes 10 Yr. Futures (Call)	1,190	$114.00	Feb-05	$56
U.S. Treasury Notes 10 Yr. Futures (Put)	857	108.00	Feb-05	13
U.S. Treasury Notes 10 Yr. Futures (Call)	160	114.00	May-05	52
U.S. Treasury Notes 10 Yr. Futures (Call)	75	113.00	May-05	45
U.S. Treasury Bonds Futures (Call)	14	118.00	May-05	9
U.S. Treasury Bonds Futures (Put)	292	108.00	May-05	119

Written options outstanding, at value (premiums received of $936)				$294

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2005 ARE AS FOLLOWS:

Par Value		Value
(000s)	Security	(000s)

$11,600	United States Treasury Notes (proceeds $11,979)	$11,956

1	At January 31, 2005, securities held by the Fund were pledged to cover margin requirements for open future contracts and written options on futures contracts. The securities pledged had an aggregate market value of $848,804.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2005.

3	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors) and are considered to be liquid under procedures established by the Board of Trustees. At January 31, 2005, the securities were valued at $4,615 or 0.28% of net assets, as shown below:

	Cost	Value
Security	(000s)	(000s)	Acquisition Date(s)

Terwin Mortgage Trust	$3,036	$3,034	08/04/2004
Russian Federation	1,500	1,581	12/17/2004

	$4,536	$4,615

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

4	MTN after the name of a security stands for Medium Term Note.

5	Step coupon security.

6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

7	Variable rate security. The stated rate represents the rate in effect at January 31, 2005.

8	Interest only (IO) securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These are subject to the risk of accelerated principal paydowns. The amount represents the notional amount on which current interest is calculated.

9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2005. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

10	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

*	Security in default.

C$	Canadian Dollar.

€	Euro.

£	British Pound.

¥	Japanese Yen.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 0.8%)

Asset-Backed Securities	80.7
Collateralized Mortgage Obligations	14.3
U. S. Government Obligations	4.2

ASSET-BACKED SECURITIES—80.7%
Principal
Amount		Value
(000s)		(000s)

	AmeriCredit Automobile Receivables Trust Series 2003-CF Cl. A3
$2,750	2.750%—10/09/2007[1]	$2,742
	Series 2002-D Cl. A4
2,000	3.400%—04/13/2009	1,999

		4,741

	Ameriquest Mortgage Securities Inc. Series 2004-R12 Cl. M1
2,000	3.100%—01/25/2035[1,2]	2,007
	Bank One Issuance Trust Series 2002-A4 Cl. A4
2,500	2.940%—06/16/2008	2,497
	Capital Auto Receivables Asset Trust Series 2002-3 Cl. A3
2,666	3.580%—10/16/2006[1]	2,673
	Series 2003-1 Cl. A3A
2,250	2.750%—04/16/2007	2,241

		4,914

	Centex Home Equity Loan Trust Series 2002-D Cl. AF3
956	3.710%—10/25/2023[1]	956
	Series 2002-C Cl. AF3
171	3.560%—06/25/2025[1]	171
	Series 2001-C Cl. A4
484	5.390%—02/25/2030[1]	491

		1,618

	Chase Manhattan Auto Owner Trust Series 2002-A Cl. A4
2,110	4.240%—09/15/2008[1]	2,120
	Citibank Credit Card Issuance Trust Series 2000-A1 Cl. A1
2,570	6.900%—10/15/2007[1]	2,637
	Series 2003-A2 Cl. A2
2,500	2.700%—01/15/2008[1]	2,488

		5,125

	Contimortgage Home Equity Trust Pass Thru Certificates Series 1996-4 Cl. A10
834	3.070%—01/15/2028[1,2]	837
	Discover Card Master Trust I Series 2000-9 Cl. A
2,500	6.350%—07/15/2008[1]	2,574
	Series 1996-3 Cl. A
2,305	6.050%—08/18/2008	2,370

		4,944

	Federal National Mortgage Association Series 2002-W2 Cl. AF5
2,000	6.000%—06/25/2032[1,3]	2,030
	Fleet Credit Card Master Trust II Series 2002-C Cl. A
2,435	2.750%—04/15/2008	2,429
	Series 2003-A Cl. A
1,250	2.400%—07/15/2008	1,240

		3,669

	Ford Credit Auto Owner Trust Series 2002-D Cl. A4A
2,805	3.130%—11/15/2006[1]	2,806
	Granite Mortgage
2,000	5.150%—04/20/2007[2]	2,749
	Harley-Davidson Motorcycle Trust Series 2002-2 Cl. A2
2,149	3.090%—06/15/2010[1]	2,145
	Holmes Financing plc Series 4 Cl. 2A
2,000	5.050%—07/15/2006[2]	2,705
	Honda Auto Receivables Owner Trust Series 2002-3 Cl. A4
2,392	3.610%—12/18/2007	2,398
	MBNA Master Credit Card Trust USA Series 2000-1 Cl. A
2,000	6.900%—01/15/2008	2,042
	Oncor Electricity Delivery Transition Bond Co. Series 2003-1 Cl. A1
1,953	2.260%—02/15/2009[1]	1,936
	ONYX Acceptance Owner Trust Series 2002-D Cl. A4
2,000	3.100%—07/15/2009	1,996
	Option One Mortgage Loan Trust Series 2005-1 Cl. M1
2,000	2.963%—02/25/2035[2]	2,000
	Park Place Securities Inc. Series 2004-WWF1 Cl. M2
2,000	3.210%—01/25/2035[2]	2,023
	Permanent Financing plc Series 1 Cl. 2A
2,000	4.200%—06/10/2007[1,2]	2,009
	PP&L Transition Bond Co. LLC Series 1999-1 Cl. A6
2,500	6.960%—12/26/2007[1]	2,552
	Residential Asset Securities Corp. Series 2001-KS3 Cl. MII1
1,889	3.080%—09/25/2031[1,2]	1,895
	Residential Funding Mortgage Securities II Series 2003-HS2 Cl. AIIB
1,216	2.780%—06/25/2028[1,2]	1,218
	Specialty Underwriting & Residential Finance Series 2004-BC4 Cl. M1
2,000	3.330%—10/25/2035[2]	2,007
	Standard Credit Card Master Trust Series 1995-9 Cl. A
2,500	6.550%—10/07/2007[1]	2,558
	Series 1994-2 Cl. A
2,000	7.250%—04/07/2008	2,090

		4,648

	West Penn Funding LLC Transition Bonds Series 1999-A Cl. A3
2,068	6.810%—09/25/2008[1]	2,124

FIXED INCOME

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—Continued

ASSET-BACKED SECURITIES—Continued
Principal
Amount		Value
(000s)		(000s)

	Whole Auto Loan Trust Series 2003-1 Cl. A3A
$2,000	1.840%—10/15/2006[1]	$1,987

TOTAL ASSET-BACKED SECURITIES (Cost $76,301)		75,742

COLLATERALIZED MORTGAGE OBLIGATIONS—14.3%
	Federal Home Loan Mortgage Corp.
2,098	4.000%—06/15/2017	2,102
5,000	5.000%—09/15/2017	5,108
324	6.500%—02/15/2023[1]	326
886	6.500%—04/15/2027[1]	890
1,344	4.800%—02/15/2029[1]	1,347

		9,773

	Harborview Mortgage Loan Trust Series 2001-1 Cl. B2
162	7.000%—02/19/2031[1,4]	162
	Structured Adjustable Rate Mortgage Loan Trust Series 2004-20 Cl. 1A1
1,978	5.090%—01/25/2035[4]	2,011
	Structured Asset Securities Corp. Series 2002-1A Cl. 2A1
638	3.440%—02/25/2032[1,2]	643
	Washington Mutual Series 2002-AR4 Cl. A8
788	5.502%—04/26/2032[1,4]	787

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,499)		13,376

U.S. GOVERNMENT OBLIGATIONS—4.2%
(Cost $3,968)
Principal
Amount		Value
(000s)		(000s)

	U.S. Treasury Notes
4,000	1.875%—01/31/2006[5]	3,959

SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT
67	Repurchase Agreement with State Street Corp. dated January 31, 2005 due February 1, 2005 at 2.250% collateralized by a U.S. Treasury Bond 5.250% February 15, 2029, market value $71 (par value of $65)	67

U.S. TREASURY BILLS
	U.S. Treasury Bills
100	2.720%—07/07/2005	99

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
30,563	Prime Portfolio 2.490%	31

TOTAL SHORT-TERM INVESTMENTS (Cost $197)		197

TOTAL INVESTMENTS—99.4% (Cost $93,965)		93,274
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		521

TOTAL NET ASSETS—100.0%		$93,795

FUTURES CONTRACTS OPEN AT JANUARY 31, 2005 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Number of	Face Value		(Depreciation)
Description	Contracts	(000s)	Expiration Date	(000s)

U.S. Treasury Notes 2 Yr. Futures (Sell)	10	$2,000	Mar-05	$5
Eurodollar Futures (Buy)	20	5,000	Dec-05	(4)
Eurodollar Futures (Sell)	20	5,000	Dec-05	14

				$15

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2005 ARE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Market Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

Euro (Sell)	$2,772	$2,823	Feb-05	$51
Euro (Sell)	2,860	2,855	May-05	(5)

				$46

1	At January 31, 2005, securities held by the Fund were pledged to cover margin requirements for open future contracts, if any. The securities pledged had an aggregate market value of $47,111.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2005.

3	Step coupon security.

4	Variable rate security. The stated rate represents the rate in effect at January 31, 2005.

5	A portion or all of this security was out on loan at January 31, 2005.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Money Market Fund
PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

Total Investments (% of net assets)
(Excludes net cash of -4.4%)

Commercial Paper	53.5
U.S. Government Agencies	29.0
Bank Obligations	14.7
Asset-Backed Securities	4.7
U.S. Government Obligations	2.5

ASSET-BACKED SECURITIES—4.7%
Principal
Amount		Value
(000s)		(000s)

	Honda Auto Receivables Series 2004-2 CI. A1
$439	1.630%—07/15/2005	$439
	John Deere Owner Trust Series 2004-A CI. A1
391	1.140%—05/13/2005	391
	Nissan Auto Receivables Trust Series 2004-C CI. A1
1,822	1.930%—09/15/2005	1,821
	USAA Auto Owner Trust Series 2004-2 CI. A1
716	1.660%—07/15/2005	716
	USAA Auto Owner Trust Series 2004-3 CI. A1
2,412	2.337%—11/15/2005	2,410

TOTAL ASSET-BACKED SECURITIES (Cost $5,777)		5,777

BANK OBLIGATIONS—14.7%
	Bank of Montreal
5,500	2.390%—03/16/2005	5,500
	Barclays Bank plc
5,500	2.480%—04/04/2005	5,500
	Lloyds Bank plc
5,000	2.500%—05/31/2005	5,000
	State Street Corp.
1,900	2.375%—02/01/2005	1,900

TOTAL BANK OBLIGATIONS (Cost $17,900)		17,900

COMMERCIAL PAPER—53.5%
	ABN Amro North America
5,500	2.290%—03/01/2005	5,490
	ANZ Inc.
4,375	2.200%—02/14/2005	4,372
	BMW Capital Corp.
5,500	2.470%—02/01/2005	5,500
	CBA Finance Inc.
5,000	2.760%—07/12/2005	4,938
	Danske Corp.
5,500	2.550%—03/23/2005	5,480
	Royal Bank of Canada
5,500	2.620%—05/03/2005	5,464
	Royal Bank of Scotland plc
6,000	2.330%—02/16/2005	5,994
	Societe Generale North America Inc.
6,000	2.335%—03/07/2005	5,987
	Svenska Handelsbanken Ab
5,500	2.255%—02/01/2005	5,500
	UBS Finance Inc.
5,500	2.470%—02/01/2005	5,500
	Wells Fargo & Co.
5,500	2.260%—02/10/2005	5,497
	Westpac Capital Corp. Yrs. 1&2
5,500	2.460%—04/11/2005	5,474

TOTAL COMMERCIAL PAPER (Cost $65,196)		65,196

REPURCHASE AGREEMENT—0.0%
(Cost $49)
49	Repurchase Agreement with State Street Corp. dated January 31, 2005 due February 1, 2005 at 2.250% collateralized by a U.S. Treasury Bond 5.250% February 15, 2029, market value $55 (par value of $50)	49

U.S. GOVERNMENT AGENCIES—29.0%
	Federal Home Loan Banks
5,000	2.450%—03/28/2005	4,985
	Federal Home Loan Mortgage Corp.
5,500	2.420%—03/01/2005	5,490
5,000	2.399%—03/21/2005	4,984

		10,474

	Federal National Mortgage Association
7,000	2.400%—03/02/2005	6,986
7,000	2.420%—03/09/2005	6,986
6,000	2.530%—04/20/2005	5,972

		19,944

TOTAL U.S. GOVERNMENT AGENCIES (Cost $35,403)		35,403

U.S. GOVERNMENT OBLIGATIONS—2.5%
(Cost $3,001)
	U.S. Treasury Notes
3,000	1.625%—04/30/2005	3,001

TOTAL INVESTMENTS—104.4% (Cost $127,326)[1]		127,326
CASH AND OTHER ASSETS, LESS LIABILITIES—(4.4%)		(5,369)

TOTAL NET ASSETS—100.0%		$121,957

1	The aggregate identified cost on a tax basis is the same.
The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—January 31, 2005 (Unaudited)

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES
Security Valuation
      Equity securities (except United Kingdom securities and securities listed on the National Association of Securities Dealers Automated Quotation “NASDAQ” system) are valued at the last sale price on a national exchange or system in which they are principally traded on the valuation date. Securities listed on a United Kingdom exchange or the NASDAQ system are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange or on the NASDAQ will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.
      Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service selected by Harbor Capital Advisors, Inc. (the “Adviser”). The pricing service determines valuations for normal institutional-size trading units of such debt securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value.
      When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair-value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.
      For the Funds which invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, at least some of the international Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.
      Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, and the Fund’s Rule 2a-7 procedures.
Futures Contracts
      To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to enter into currency futures contracts and options on such contracts. Harbor International Growth Fund and Harbor International Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts “settlement price”.
      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
Options
      Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to engage in options transactions on currencies. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Harbor Bond Fund and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Options contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other fund investments.
      When a Fund purchases an option, the premium paid by the Fund is included as an investment and subsequently “marked-to-market” to reflect the option’s current market value. Purchased options on equity securities are valued at the last sale price on the market on which they are principally traded. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.
      Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
      The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.
Swap Agreements
      To the extent permitted under their respective investment policies, Harbor Bond Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one investment for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are “marked-to-market” daily.
      Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.
TBA/When-Issued Purchase Commitments
      Harbor Bond Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.
      The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.
      Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s Subadviser deems it appropriate to do so.
TBA Sale Commitments
      Harbor Bond Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.
      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.
Short Sales
      Each Fund, except Harbor International Fund, Harbor International Growth Fund and Harbor Money Market Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain a segregated account of cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.
Foreign Forward Currency Contracts
      Consistent with its investment policies, each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service. The contract is “marked-to-market” daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.
Repurchase Agreements
      Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.
Securities Lending
      Certain Funds may engage in securities lending. The loans are secured by collateral at least as equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)
NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued
loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The market value of securities loaned, and related collateral for securities on loan, at January 31, 2005, by Fund, are as follows:

	Market Value of	Collateral for
Fund	Securities on Loan	Securities on Loan

Harbor Capital Appreciation Fund	$157,955	$159,501
Harbor Mid Cap Growth Fund	7,053	7,124
Harbor Large Cap Value Fund	4,614	4,656
Harbor Mid Cap Value Fund	751	758
Harbor Small Cap Value Fund	160,755	161,917
Harbor Short Duration Fund	30	31
NOTE 2—TAX INFORMATION
      The identified cost for tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2005 are as follows:

		Gross Unrealized		Net Unrealized
				Appreciation/
	Identified Cost	Appreciation	(Depreciation)	(Depreciation)

HARBOR DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	$5,804,239	$1,207,085	$(87,517)	$1,119,568
Harbor Mid Cap Growth Fund	52,596	7,994	(1,863)	6,131
Harbor Small Cap Growth Fund	636,360	158,619	(28,984)	129,635
Harbor Large Cap Value Fund	362,912	75,603	(1,381)	74,222
Harbor Mid Cap Value Fund	12,830	1,036	(139)	897
Harbor Small Cap Value Fund	816,340	136,586	(4,832)	131,754
HARBOR INTERNATIONAL EQUITY FUNDS
Harbor International Fund	5,483,107	3,235,438	(18,262)	3,217,176
Harbor International Growth Fund	124,942	13,788	(1,307)	12,481
HARBOR FIXED INCOME FUNDS
Harbor High-Yield Bond Fund	68,383	3,820	(156)	3,664
Harbor Bond Fund	1,785,188	15,186	(4,030)	11,156
Harbor Short Duration Fund	93,965	53	(744)	(691)

TRUSTEES AND OFFICERS	SHAREHOLDER SERVICING AGENT

David G. Van Hooser

Howard P. Colhoun

John P. Gould

Rodger F. Smith

Charles F. McCain

Constance L. Souders

Karen B. Wasil

INVESTMENT ADVISER

Harbor Capital Advisors, Inc.
One SeaGate
Toledo, OH 43666

DISTRIBUTOR AND PRINCIPAL UNDERWRITER

HCA Securities, Inc.
One SeaGate
Toledo, OH 43666
(419) 249-2900	Chairman, President and Trustee Trustee Trustee Trustee Chief Compliance Officer Vice President and Treasurer Secretary	Harbor Transfer, Inc.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109
One SeaGate
Toledo, Ohio 43666
1-800-422-1050
www.harborfund.com
03/2005

N-Q EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.CERT1	Certification of David G. Van Hooser, Principal Executive Officer, Chairman, President and Trustee
EX-99.CERT2	Certification of Constance L. Sounders, Principal Financial and Accounting Officer